Registration Nos. 333-129342

811-21829

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933 ☒
Pre-Effective Amendment No.     ☐
Post-Effective Amendment No. 104 ☒

and/or

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☒
Amendment No. 108

(Check appropriate box or boxes)

BBH TRUST

(Exact Name of Registrant as Specified in Charter)

140 Broadway
New York, New York 10005
(Address of Principal Executive Offices) (Zip Code)

(800) 575-1265
Registrant’s Telephone Number, including Area Code:

Corporation Services Company
251 Little Falls Drive
Wilmington, Delaware 19808
(Name and Address of Agent for Service)

Copies to:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541
Attn: W. John McGuire, Esq.

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	On (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☒	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. Information contained herein is subject to completion or amendment. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective.

Prospectus

[   ], 2025

BBH Select Large Cap ETF

(Ticker [   ])

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”) or any state securities commission, nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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I.    BBH Select Large Cap ETF Summary

Investment Objective

The investment objective of BBH Select Large Cap ETF (the “Fund”) is to provide investors with long-term growth of capital.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell the Fund’s Class I Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and expense example below.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fees	[ ]%
Distribution (12b-1) Fees	None
Other Expenses*	[ ]%
Total Annual Fund Operating Expenses	[ ]%

*  Based on estimated expenses for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund’s Class I Shares to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund’s Class I Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund’s Class I Shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. For the fiscal year ended October 31, 2024, the portfolio turnover rate of the BBH Select Series – Large Cap Fund (the “Predecessor Fund”) was [   ]% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large capitalization publicly traded equity securities, consisting primarily of common stock. Commonly referred to as large cap stocks, such securities will be issued by domestic and non-U.S. issuers both directly and in the form of certificates issued by U.S. bank that represent shares of non-U.S. stock, called depositary receipts. The Fund may invest in sponsored and unsponsored depositary receipts, consisting of American Depositary Receipts (“ADRs”). The Fund primarily seeks to buy common stock and may also invest in preferred stock. The Investment Adviser considers large cap securities to be securities that at the time of purchase have a market capitalization within the range of companies included in the S&P 500 Index. As [   ] the market capitalization range of companies included in the S&P 500 Index was $[   ] to $[   ].

The Fund’s strategy is based on fundamental business analysis and a long-term orientation. The Investment Adviser selects companies based on their qualitative merits, competitive profile and prospective value creation potential. Investments may be sold if they appreciate to levels at or near the higher end of the Investment Adviser’s estimated ranges of intrinsic value.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than would a diversified fund. The Fund seeks to invest in approximately 25-50 different companies that meet the Investment Adviser’s prescriptive fundamental criteria.

Principal Risks of the Fund

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed and described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Investment Risk:

Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Market Risk:

The price of a security may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally.

Equity Securities Risk:

Equity securities risk is the risk that prices of equity securities rise and fall daily due to factors affecting individual companies, particular industries or the equity market as a whole.

Preferred Securities Risk:

The Fund may invest in preferred securities which are equity interests in a company that entitle the holder to receive common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company, in preference to the holders of other securities. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities may pay dividends only after the company makes required payments on bonds and other debt. If a company experiences actual or perceived changes in its financial condition or prospects, the value of preferred securities may be more greatly affected than the value of bonds and other debt.

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Large Cap Company Risk:

Because the Fund invests in large cap company securities, it may underperform other funds during periods when the Fund’s large cap securities are out of favor.

ETF Risk:

The Fund is an ETF and is subject to the following risks:

•	Trading Issues. Shares of the Fund trade on an exchange at market prices and may trade above (premium) or below (discount) their net asset value (“NAV”). An active trading market for the Fund’s shares may not develop or be maintained. Trading in shares may be halted due to market conditions or for reasons that, in the view of the [ ], make trading in shares inadvisable, such as extraordinary market volatility. In addition, there can be no assurance that shares will continue to meet the listing requirements of the [ ].

•	Market Price Variance. The market price of the Fund’s shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers, or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly and shares may trade at a premium or discount to NAV.

•	Limited Authorized Participant, Market Makers, and Liquidity Providers. There may be a limited number of market makers and/or liquidity providers in the marketplace and the Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). Only an authorized participant who has entered into an agreement with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund, and none of those authorized participants is obligated to engage in creation and/or redemption transactions. To the extent that authorized participants, market makers, and liquidity providers exit the business or are unable to provide their services with respect to the Fund and no other entities are able to step forward to perform their functions, the Fund’s shares may trade at a premium or discount to NAV and possibly face trading halts or delisting.

Non-Diversification Risk:

Because a non-diversified fund under the federal securities laws may invest in a relatively small number of issuers compared to a diversified fund, changes in the financial condition of individual issuers, as well as political, regulatory or economic occurrences affecting such issuers may cause greater fluctuation in the value of a non-diversified fund’s shares. However, the Fund intends to satisfy the asset diversification requirements for qualification as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Non-U.S. Investment Risk:

Investing in securities of companies based outside of the United States, including ADRs, involves risks not typically associated with investing in securities of companies organized and operated in the United States. These risks include adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations, and the different characteristics of overseas economies and markets. These factors can make non-U.S. investments more volatile and potentially less liquid than U.S. investments. Unsponsored ADRs do not trade on an exchange and therefore may be difficult to sell and investors do not have the benefits and voting rights that are extended to other shareholders.

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Management Risk:

The Fund is actively managed, and its success depends upon the investment skills and analytical abilities of the Investment Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the Investment Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Large Shareholder Risk:

Asset allocation decisions, particularly large redemptions, made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders may adversely impact remaining Fund shareholders.

Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, BBH&Co. or any other bank, and the shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency.

Fund Performance

The Fund is the successor to the Predecessor Fund, a mutual fund series of BBH Trust, as a result of the reorganization of the Predecessor Fund into the Fund on [Date], 2025 (the “Reorganization”). The Fund has adopted the Predecessor Fund’s performance history. Prior to the Reorganization, the Fund had not commenced operation. The Predecessor Fund also was advised by the Investment Adviser and had the same investment objective and investment strategies as the Fund

The following bar chart and table give an indication of the risks of investing in the Fund. The performance shown for periods prior to the Reorganization represents the performance of the Predecessor Fund. The bar chart shows changes in the performance of the Predecessor Fund from year to year. The table shows how the average annual returns of the Predecessor Fund for the periods indicated compared to a broad-based securities market index as well as to a mid cap index. One cannot invest directly in an index.

Past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.bbhfunds.com or can be obtained by phone at 1-800-575-1265.

Calendar Year Ended December 31

Highest Performing Quarter:	[ ]% in [ ] quarter of 20[ ]
Lowest Performing Quarter:	[ ]% in [ ] quarter of 20[ ]

Average Annual Total Returns
(For the periods ended December 31, 2024)

The performance figures assume that all distributions were reinvested. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

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	1 Year	5 Years	Since Inception of Predecessor Fund (9/9/2019)
Predecessor Fund
Return Before Taxes	[ ]	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%
S&P 500 Index (reflects no deduction of fees, expenses or taxes)	[ ] %	[ ]%	[ ]%

Investment Adviser

BBH&Co., through a separately identifiable department, serves as the Fund’s investment adviser. The following individuals are responsible for the day-to-day management of the Fund:

Portfolio Manager

Name	BBH&Co. Title	Portfolio Manager of the Predecessor Fund/Fund Since
Scott Hill	Principal	2024/2025

Purchase and Sale of Fund Shares

Shares of the Fund are listed on [ ] and may only be bought and sold in the secondary market through a broker or dealer at a market price. Because shares trade at market price rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Fund’s website at bbhfunds.com.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, qualified dividend income, capital gains, or a combination of the three.

Payments to Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BBH&Co. may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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II.   Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective

The investment objective of the Fund is to provide investors with long-term growth of capital. The investment objective may be changed by the Board without a vote of shareholders. There can be no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in publicly traded large cap equity securities, consisting primarily of common stock. Such securities will be issued by domestic and non-U.S. issuers both directly and in certificates issued by U.S. bank that represent shares in non-U.S. stock, called depositary receipts. The Fund may invest in sponsored and unsponsored depositary receipts, consisting of ADRs. The Fund primarily seeks to buy common stock and may also invest in preferred stock. The Investment Adviser considers large cap securities to be equity securities that at the time of purchase have a market capitalization within the range of companies included in the S&P 500 Index. As of [   ] the market capitalization range of companies included in the S&P 500 Index was $[   ] to $[   ].

The Fund’s strategy is based on fundamental business analysis and a long-term orientation. The Fund intends to operate as a “non-diversified company” under the 1940 Act, which means that the Fund may invest a significant portion of its assets in the securities of a limited number of issuers, some of which may be within the same industry. The Fund seeks to invest in approximately 25-50 different companies that meet the Investment Adviser’s prescriptive fundamental criteria. The Fund typically invests in companies that are headquartered in North America, as well as in certain global firms located in other developed regions.

How the Investment Adviser Selects the Fund’s Investments

The Investment Adviser selects companies based on their qualitative merits, competitive profile and prospective value creation potential. The Fund follows a “buy and own” approach that does not typically make use of short-term trades in pursuit of small gains. The Investment Adviser believes that its long-term orientation can benefit the Fund’s net performance results. The Investment Adviser does not expect to hold large amounts of cash in the Fund except in temporary defensive circumstances.

The Investment Adviser focuses on investing in established, cash generative businesses that are leading providers of essential products and services. The Investment Adviser seeks to purchase the equity securities of such companies when they are attractively valued based on the Investment Adviser’s proprietary estimates of intrinsic value. The Investment Adviser believes that this approach is an effective way to achieve capital appreciation over time while potentially reducing the risk of permanent capital loss.

The Investment Adviser generally will seek to invest in businesses with all, or most, of the following attributes: (i) essential products and services; (ii) loyal customers; (iii) leadership in an attractive market niche or industry; (iv) sustainable competitive advantages; (v) high returns on invested capital; and (vi) strong free cash flow. In addition, the Fund seeks to invest in companies whose managers have high levels of integrity as well as demonstrable skills in operations, long-term strategy and capital allocation.

The Investment Adviser has a disciplined investment process for selecting and monitoring investments. The Investment Adviser believes that the consistent application of its investment criteria enhances objectivity and reduces the likelihood of investment mistakes. The Investment Adviser has a team of experienced securities analysts who study industry structure and competitive trends, communicating regularly with knowledgeable industry participants and company management teams to assess whether companies meet the Investment Advisers fundamental and valuation criteria. The analysts also explicitly identify key business risks and variables outside of management’s control, as well as value active investments and prospective investment opportunities. The Investment Adviser’s time horizon when purchasing a company is typically three to five years but is not subject to any minimum or maximum period. The Fund primarily bases its estimates of intrinsic value on analyses of free cash flow and return on invested capital. Investments may be sold if they appreciate to levels at or near the higher end of the Investment Adviser’s estimated ranges of intrinsic value. While public equities do not offer guarantees of principal value, the Investment Adviser has designed its investment criteria and processes to reduce the likelihood of a permanent capital loss for each investment.

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Temporary Defensive Position

In response to adverse market, economic, political and other conditions, the Investment Adviser may make investments in liquid short-term instruments that are not consistent with the Fund’s investment objective and principal investment strategies. Such investments may be inconsistent with the Fund’s ability to reach its investment objective.

Principal Risks of the Fund

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed and described below. There can be no assurance that the Fund will achieve its investment objective.

Investment Risk:

As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. The share price of the Fund changes daily, based on market conditions and other factors. The Fund should not be relied upon as a complete investment program.

Market Risk:

The price of a security may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities.

Equity Securities Risk:

Equity securities risk is the risk that prices of equity securities rise and fall daily. Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole.

Preferred Securities Risk:

The Fund may invest in preferred securities which are equity interests in a company that entitle the holder to receive common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company, in preference to the holders of other securities. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities may pay dividends only after the company makes required payments on bonds and other debt. If a company experiences actual or perceived changes in its financial condition or prospects, the value of preferred securities may be more greatly affected than the value of bonds and other debt. Preferred securities may include certain aspects of both equity and fixed income securities, known as hybrid securities, and may also have different features from those of traditional preferred securities described above. Preferred securities that are hybrid securities possess various features of both debt and traditional preferred securities and as such, they may constitute senior debt, junior debt or preferred shares in an issuer’s capital structure. Unlike traditional preferred securities, hybrid securities may not be subordinate to a company’s debt securities.

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Large Cap Company Risk:

Because the Fund invests in large cap company securities, it may underperform other funds during periods when the Fund’s large cap securities are out of favor.

ETF Risk:

The Fund is an ETF and is subject to the following risks:

•	Trading Issues. Shares of the Fund trade on an exchange at market prices and may trade above (premium) or below (discount) their net asset value (“NAV”). An active trading market for the Fund’s shares may not develop or be maintained. Trading in shares may be halted due to market conditions or for reasons that, in the view of the [ ], make trading in shares inadvisable, such as extraordinary market volatility. In addition, there can be no assurance that shares will continue to meet the listing requirements of the [ ].

•	Market Price Variance. The market price of the Fund’s shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers, or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly and shares may trade at a premium or discount to NAV.

•	Limited Authorized Participant, Market Makers, and Liquidity Providers. There may be a limited number of market makers and/or liquidity providers in the marketplace and the Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). Only an authorized participant who has entered into an agreement with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund, and none of those authorized participants is obligated to engage in creation and/or redemption transactions. To the extent that authorized participants, market makers, and liquidity providers exit the business or are unable to provide their services with respect to the Fund and no other entities are able to step forward to perform their functions, the Fund’s shares may trade at a premium or discount to NAV and possibly face trading halts or delisting.

Non-Diversification Risk:

The Fund is classified as “non-diversified” pursuant to the definition provided in the 1940 Act, which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer. The possible assumption of large positions in the securities of a small number of issuers may cause performance to fluctuate to a greater extent than that of a diversified investment company as a result of changes in the financial condition or in the market’s assessment of the issuers. However, the Fund intends to satisfy the asset diversification requirements for qualification as a RIC under Subchapter M of the Code.

Non-U.S. Investment Risk:

Investing in equity securities of companies based outside of the United States, including ADRs, involves risks not typically associated with investing in equity securities of companies organized and operated in the United States. These risks include changes in political, social or economic conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations. In some non-U.S. countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the United States. In addition, stock exchanges and brokers located outside of the United States generally have less government supervision and regulation than in the United States. Dividends and interest on non-U.S. securities may be subject to foreign withholding taxes, which may reduce the net return to Fund shareholders. Non-U.S. securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values. Currency fluctuations could offset investment gain or add to investment losses. All of these factors can make non-U.S. investments more volatile and potentially less liquid than U.S. investments.

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Management Risk:

The Fund is actively managed, and its success depends upon the investment skills and analytical abilities of the Investment Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the Investment Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Large Shareholder Risk:

From time to time, an investment adviser, including BBH&Co., may allocate a portion of the assets of its discretionary clients to the Fund. There is a risk that if a large percentage of Fund shareholders consists of such investment adviser’s discretionary clients, such asset allocation decisions, particularly large redemptions, may adversely impact remaining Fund shareholders.

Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, BBH&Co. or any other bank, and the shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency.

Portfolio Holdings

Information concerning the Fund’s portfolio holdings is available on the Fund’s website at www.bbhfunds.com. A complete listing of the Fund’s portfolio holdings as of the end of each month is posted on the website approximately 15 days after the end of the month and remains posted until replaced by the information for the succeeding month.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

III.   Management of the Fund

BBH&Co., a New York limited partnership, located at 140 Broadway, New York, NY 10005 and established in 1818, serves as the Investment Adviser to the Fund through a separately identifiable department. The Investment Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

Subject to the general supervision of the Board, the Investment Adviser makes the day-to-day investment decisions for the Fund, places the purchase and sale orders for the portfolio transactions of the Fund, and generally manages the Fund’s portfolio of investments. BBH&Co. provides a broad range of investment management services for customers in the United States and abroad. As of [   ], BBH&Co. managed total assets of approximately $[   ] billion, $[   ] million of which represented the total net assets in the Fund.

In addition to a continuous investment program, BBH&Co. serves as the Fund’s administrator and provides administrative services such as shareholder communications and tax services.

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Investment Advisory and Administrative Fee

For investment advisory and administrative services, the Investment Adviser receives a combined fee, computed daily and payable monthly, equal [   ] of the average daily net assets of the Fund. This fee compensates the Investment Adviser for its services and its expenses. For the most recent fiscal year, the Predecessor Fund, after expense waivers and reimbursements, paid the Investment Adviser 0.65% of the Fund’s average daily net assets. A discussion of the Board’s most recent approval of the Fund’s investment advisory agreement will be available in the Fund’s annual report on Form N-CSR for the period ending October 31, 2025.

Portfolio Manager

Mr. Scott Hill serves as portfolio manager of the Fund.

Mr. Hill is a Principal of BBH&Co., with 33 years of investment experience. Mr. Hill holds a BA from the University of Utah and a JD from Boston University School of Law. He joined BBH&Co. in 2003. From 2003 to 2007 Mr. Hill served as a Senior Vice President. From 2007 to 2022, Mr. Hill served as a Managing Director. Mr. Hill has been a Principal since 2023.

The Fund’s SAI provides additional information about the portfolio manager’s compensation, management of other accounts and ownership of shares of the Fund.

IV. Shareholder Information

Purchasing and Selling Fund Shares

General. The Fund issues and redeems its shares at NAV only in Creation Units in transactions with authorized participants. Most investors buy and sell shares of the Fund in secondary market transactions through a broker at market prices. Shares of the Fund are listed for trading on the [ ] and can be bought and sold throughout the trading day like shares of other publicly traded companies. There is no minimum investment. When buying or selling Fund shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and offered price in the secondary market on each purchase and sale transaction. Share prices are reported in dollars and cents per share.

Book Entry. Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes. Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Fund. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other exchange-traded securities that you hold in book-entry or “street name” form.

Premiums and Discounts. The price of the Fund’s shares is based on market price, which may differ from the Fund’s daily NAV per share and can be affected by market forces of supply and demand, economic conditions, and other factors. Information showing the number of days that the market price of the Fund’s shares was greater than the Fund’s NAV per share (i.e., at a premium) and the number of days it was less than the Fund’s NAV per share (i.e., at a discount) for various time periods will be available on the Fund’s website at www.bbhfunds.com.

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Bid-Ask Spread. Investors purchasing or selling shares of the Fund in the secondary market may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (the “bid”) and the lowest price a seller is willing to accept for shares of the Fund (the “ask”). The bid-ask spread varies over time for shares based on trading volume and market liquidity, and is generally less if the Fund has more trading volume and market liquidity and more if the Fund has less trading volume and market liquidity. Information regarding the Fund’s bid-ask spread over various periods of time will be available on the Fund’s website at www.bbhfunds.com.

Excessive Trading. Unlike mutual funds, frequent trading of the Fund’s shares generally does not disrupt portfolio management, increase the Fund’s trading costs, lead to realization of capital gains, or otherwise harm the Fund’s shareholders. Because the vast majority of trading occurs on the secondary market, these trades do not involve the Fund and do not harm the Fund or its shareholders. A few institutional investors, referred to as authorized participants, are authorized to purchase and redeem Fund shares directly with the Fund. Most ETFs typically effect these trades in kind (i.e., for securities and not for cash), and, therefore, they do not cause any of the harmful effects to the issuing fund that may result from frequent cash trades. Although the Fund typically redeems its shares on an in-kind basis, the Fund may issue Creation Units in exchange for cash, thereby potentially subjecting the Fund and its shareholders to those harmful effects. As a result, the Fund requires authorized participants to pay transaction fees to cover brokerage and certain related costs when purchasing or redeeming Creation Units. Those fees are designed to protect the Fund and its shareholders from the dilutive costs associated with frequent creation and redemption activity. For these reasons, the Board has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market timing of the Fund’s shares. However, the Fund’s policies and procedures regarding frequent purchases and redemptions may be modified by the Trustees at any time.

Fund Valuation Policies

The Fund’s NAV per share is normally determined once daily at 4:00 p.m., Eastern Time on each day the New York Stock Exchange (“NYSE”) is open for regular trading. The Fund does not calculate its NAV on days the NYSE is closed for trading. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. On days in which the NYSE closes early, the NAV may be determined before 4:00 p.m.

The determination of the Fund’s NAV is made by subtracting from the value of the Fund’s total assets the amount of its liabilities and dividing the difference by the number of shares outstanding at the time the determination is made. For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources. Certain short-term debt instruments are valued on the basis of amortized cost. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Investment Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE close, if the NYSE close occurs before the end of trading on the foreign exchange. In addition, foreign currency exchange rates are generally determined as of the close of business on the NYSE.

Investments for which market quotations or market-based valuations are not readily available, or are available but deemed unreliable, are valued at fair value in accordance with policies and procedures approved by the Board. Under the ultimate supervision of the Board, the responsibility for applying the Board-approved fair valuation policies and procedures has been delegated to the Investment Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, broker quotes, pricing services prices), including where events occur after the close of the primary exchange or principal market, but prior to the NYSE close, that materially affect the price of the security or other asset. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade are not open for trading for the entire day and no other market prices are available. The Fund may use a systematic fair value model provided by an independent third party to value foreign securities.

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Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV.

Distribution of Fund Shares

The Fund has adopted a distribution plan pursuant to Rule 12b-1 that allows the Fund to pay distribution fees for the sale of its shares and for certain services provided to shareholders. No distribution fees currently are being paid by the Fund. If such fees are paid in the future, however, because these fees are paid out of the Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual distribution fee is 0.25% of the Fund’s average daily net assets.

Revenue Sharing

BBH&Co. may make payments for marketing, promotional or related services provided by financial intermediaries that sell shares of the Fund. These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or sales of shares, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from BBH&Co.’s own legitimate profits and its own resources (not from the Fund) and may be in addition to any Rule 12b-1 and/or shareholder servicing payments that are paid by the Fund to the financial intermediaries. In some circumstances, such payments may create an incentive for a financial intermediary or its employees or associated persons to recommend or sell shares of a particular Fund to a potential shareholder instead of recommending shares offered by competing investment companies.

Contact your financial intermediary for details about revenue sharing payments.

Dividends and Distributions

The Fund normally pays to shareholders substantially all of its net income and capital gains, if any, annually. The Fund may pay additional dividends and/or capital gains distributions in a given year to the extent necessary to avoid the imposition of federal income or excise tax on the Fund. The Fund pays dividends and capital gains distributions to shareholders of record as of the record date.

No dividend reinvestment service is provided by the Trust. Financial intermediaries may make available the DTC book-entry dividend reinvestment service for use by shareholders for reinvestment of their dividend distributions. Shareholders should contact their financial intermediary to determine the availability and costs of the service and the details of participation therein. Financial intermediaries may require shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net capital gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Taxes

Please consult your personal tax adviser regarding your specific questions about federal, state and local taxes. Below is a summary of certain important federal income tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which are subject to change. Unless you are a tax-exempt entity or your investment in Fund shares is made through a tax-deferred retirement account, such as IRA you need to be aware of the possible tax consequences when the Fund makes distributions and when you sell Fund shares.

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The Fund has elected and intends to qualify each year for the special tax treatment afforded to a RIC under the Code. If the Fund maintains its qualification as a RIC and meets certain minimum distribution requirements, then the Fund is generally not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, if the Fund fails to qualify as a RIC or to meet minimum distribution requirements it would result (if certain relief provisions were not available) in fund-level taxation and consequently a reduction in income available for distribution to shareholders.

Distributions you receive from the Fund will generally be subject to federal income tax, and any state or local income taxes, whether or not you reinvest them in additional shares. Income distributions are generally taxable either as ordinary income or as qualified dividend income. Dividends reported by the Fund as qualified dividend income are generally taxable at reduced tax rates for non-corporate shareholders. Any distributions of net long-term capital gain (the excess of the Fund’s net long-term capital gain over its net short-term capital loss) are taxable as long-term capital gains, regardless of how long you have owned your shares. Distributions of net short-term capital gains are generally taxable as ordinary income.

The Fund (or its administrative agent) will report to shareholders annually the U.S. federal income tax status of all Fund distributions.

In general, dividends may be reported by the Fund as qualified dividend income if they are attributable to qualified dividend income received by the Fund, which, in general, includes dividend income from taxable United States corporations and certain foreign corporations (i.e., certain foreign corporations incorporated in a possession of the U.S. or in certain countries with a comprehensive tax treaty with the United States, and certain other foreign corporations if the stock with respect to which the dividend is paid is readily tradable on an established securities market in the United States), provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. A dividend generally will not be treated as qualified dividend income if the dividend is received with respect to any share of stock held by the Fund for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or, in the case of certain preferred stock, for fewer than 91 days during the 181-day period beginning 90 days before such date. These holding period requirements will also apply to your ownership of Fund shares.

Because the Fund may invest in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest it receives from sources in foreign countries. If certain requirements are met, the Fund may be eligible to make an election enabling shareholders to claim foreign tax credits or deductions, subject to certain limitations, with respect to certain taxes paid by the Fund. If the Fund makes the election, each shareholder will be required to include in income a share of those taxes and will treat that share of those taxes as though it had been paid directly by the shareholder. The shareholder may then either deduct the taxes deemed paid by it in computing its taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder’s federal income tax.

U.S. individuals with income exceeding certain thresholds are subject to a 3.8% tax on all or a portion their “net investment income,” which includes interest, dividends, and certain capital gains (including capital gains distributions and capital gains realized on the sale or exchange of shares of the Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

In general, your distributions are subject to federal income tax for the year in which they are paid. However, if the Fund declares a dividend in October, November or December, payable to shareholders of record in such a month, and pays it in January of the following year, shareholders will be taxed on the dividend as if it were received in the year in which it was declared.

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You may want to avoid buying shares when the Fund is about to declare a dividend or other distribution because such dividend or other distribution will be taxable to you even though it may effectively be a return of a portion of your investment.

Each sale or redemption of Fund shares may be a taxable event. Assuming you hold shares of the Fund as a capital asset, the gain or loss on the sale or redemption of the Fund’s shares generally will be treated as a short-term capital gain or loss if you held the shares for 12 months or less or a long-term capital gain or loss if you held the shares for longer than 12 months. Any loss recognized by you on the sale or redemption of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to you of long-term capital gain with respect to such shares. The ability to deduct capital losses may be limited if you are neither a citizen nor a resident of the United States, the Fund will withhold federal income tax at the rate of 30% (or such lower rate as may be determined in accordance with any applicable treaty) on ordinary dividends and other payments that are subject to such withholding. The 30% withholding tax will not apply to dividends that the Fund reports as (a) interest-related dividends, to the extent such dividends are derived from the Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from the Fund’s “qualified short-term gain.” “Qualified net interest income” is the Fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of the Fund for the taxable year over its net long-term capital loss, if any.

If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you will be subject to backup withholding on your redemption proceeds, distributions and dividends. The backup withholding rate is 24%. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax applicable to shareholders who are neither citizens nor residents of the United States.

The tax treatment of the Fund and its shareholders residing in those states and local jurisdictions that have income tax laws might differ from the treatment under federal income tax laws. Therefore, distributions to shareholders may be subject to additional state and local taxes. Shareholders are urged to consult their personal tax advisors regarding any state or local taxes.

For additional information regarding taxes, please refer to the SAI.

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V.   Financial Highlights

[To be included in 485B filing]

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MORE INFORMATION ON THE FUND IS AVAILABLE FREE UPON REQUEST, INCLUDING THE FOLLOWING:

Annual/Semi-Annual Report

The Fund’s annual and semi-annual reports to shareholders provide additional information about the Fund’s investments including performance and portfolio holdings. The Fund’s annual report includes a discussion about recent market conditions, economic trends and Fund strategies that significantly affected the Fund’s performance during its last fiscal year. In the Fund’s Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

To reduce expenses, we mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-800-575-1265 or if your shares are held through a financial institution please contact them directly. We will typically send you individual copies within three business days after receiving your request.

Statement of Additional Information

The SAI provides more details about the Fund and its policies and information on the Fund’s non-principal investment strategies. A current SAI is on file with the SEC and is incorporated by reference (and is legally considered part of this Prospectus).

To obtain the SAI, Annual Report and Semi-Annual Report, and other information such as financial statements, without charge:

By telephone: By mail write to the Fund’s shareholder servicing agent: By E-mail send your request to: On the internet:	Call 1-800-575-1265 Brown Brothers Harriman & Co. 140 Broadway New York, New York 10005 bbhfunds@bbh.com

Certain Fund documents, including a recent statement of Fund holdings, can be viewed online or downloaded from Fund’s website at: http://www.bbhfunds.com

To obtain other information or to make other shareholder inquiries:

By telephone: By e-mail send your request to:	Call 1-800-575-1265 bbhfunds@bbh.com

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act File No. 811-21829

NEW YORK    BEIJING    BOSTON    CHARLOTTE    CHICAGO    DUBLIN    GRAND CAYMAN    HONG KONG    HOUSTON    JERSEY CITY
KRAKÓW    LONDON    LUXEMBOURG    NASHVILLE    PHILADELPHIA    TOKYO    WILMINGTON    ZÜRICH    BBH.COM

A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. Information contained herein is subject to completion or amendment. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective.

Prospectus

[    ], 2025

BBH Select Mid Cap ETF

Ticker [    ]

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”) or any state securities commission, nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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I.   BBH Select Mid Cap ETF—Fund Summary

Investment Objective

The investment objective of the BBH Select Mid Cap ETF (the “Fund”) is to provide investors with long-term growth of capital.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell the Fund’s shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and expense example below.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]%
Distribution (12b-1) Fees	[ ]
Other Expenses*	[ ]%
Total Annual Fund Operating Expenses	[ ]%

*  Based on estimated expenses for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other funds. [This example reflects the Expense Limitation Agreement for the first year of each time period.] The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. For the fiscal year ended [   ] the portfolio turnover rate of the BBH Select Series – Mid Cap Fund (the “Predecessor Fund”) was [   ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in publicly traded mid capitalization (mid cap) equity securities. Domestic securities include companies that are incorporated or headquartered in the U.S. Such securities may be issued by domestic or foreign issuers. The Fund may invest in the securities of foreign issuers both directly and in the form of depository receipts, including both sponsored and unsponsored American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”), each of which represent an interest in foreign securities. Securities of foreign issuers, or foreign securities, include companies that are neither incorporated nor headquartered in the U.S. The Fund primarily seeks to buy common stock and may also invest in preferred stock. The Fund may also invest in large cap and small cap publicly traded equity securities. From time to time the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). Subject to applicable statutory and regulatory limitations, the Fund may invest in shares of other investment companies, consisting of mutual funds and exchange-traded funds (“ETFs”). The Fund may also purchase other securities with equity characteristics, including securities convertible into common stock. Brown Brothers Harriman & Co. (“BBH&Co.”), through a separately identifiable department (“Investment Adviser”), considers mid cap securities to be securities that at the time of purchase have a market capitalization within the range of companies included in the Russell Midcap Index. As of [            ], 2025, the market capitalization range of companies included in the Russell Midcap Index was $[    ] million to $[    ] billion.

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The Fund’s strategy is based on fundamental business analysis and a long-term orientation. The Investment Adviser selects companies based on their qualitative merits, competitive profile and prospective value creation potential. The Fund follows a “buy and own” approach that does not make use of short-term trades in pursuit of small gains. The Investment Adviser believes that its long-term orientation can benefit the Fund’s net performance results. Investments may be sold if they appreciate to levels at or near the higher end of the Investment Adviser’s estimated ranges of intrinsic value.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than would a diversified fund.

Principal Risks of the Fund

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed and described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Mid Cap Company Risk:

Mid cap companies, when compared to larger companies, may experience lower trade volume and could be subject to greater and less predictable price changes. Mid cap companies may also have limited management experience or depth, limited ability to generate or borrow capital needed for growth, limited products or services, or operate in less established markets. Therefore, mid cap securities may be subject to changing economic, market, and industry conditions and experience more volatility and less liquidity over short periods.

Investment Risk:

Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Market Risk:

The price of a security may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally.

Equity Securities Risk:

Equity securities risk is the risk that prices of equity securities rise and fall daily. Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole.

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ETF Risk:

The Fund is an ETF and is subject to the following risks:

•	Trading Issues. Shares of the Fund trade on an exchange at market prices and may trade above (premium) or below (discount) their net asset value (“NAV”). An active trading market for the Fund’s shares may not develop or be maintained. Trading in shares may be halted due to market conditions or for reasons that, in the view of the [ ], make trading in shares inadvisable, such as extraordinary market volatility. In addition, there can be no assurance that shares will continue to meet the listing requirements of the [ ].

•	Market Price Variance. The market price of the Fund’s shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers, or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly and shares may trade at a premium or discount to NAV.

•	Limited Authorized Participant, Market Makers, and Liquidity Providers. There may be a limited number of market makers and/or liquidity providers in the marketplace and the Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). Only an authorized participant who has entered into an agreement with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund, and none of those authorized participants is obligated to engage in creation and/or redemption transactions. To the extent that authorized participants, market makers, and liquidity providers exit the business or are unable to provide their services with respect to the Fund and no other entities are able to step forward to perform their functions, the Fund’s shares may trade at a premium or discount to NAV and possibly face trading halts or delisting.

Non-Diversification Risk:

Because a non-diversified fund under the federal securities laws may invest in a relatively small number of issuers compared to a diversified fund, changes in the financial condition of individual issuers, as well as political, regulatory or economic occurrences affecting such issuers may cause greater fluctuation in the value of a non-diversified fund’s shares. However, the Fund intends to satisfy the asset diversification requirements for qualification as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Large Shareholder Risk:

Asset allocation decisions, particularly large redemptions, made by an investor or an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders, may adversely impact remaining Fund shareholders.

Management Risk:

The Fund is actively managed, and its success depends upon the investment skills and analytical abilities of the Investment Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the Investment Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Large Cap Company Risk:

Because the Fund may invest in large cap company securities, it may underperform other funds during periods when the Fund’s large cap securities are out of favor.

Small Cap Company Risk:

Small cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies and may depend on a more limited management group than larger capitalized companies.

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Non-U.S. Investment Risk:

Investing in securities of companies based outside of the United States including sponsored and unsponsored ADRs and GDRs, involves risks not typically associated with investing in securities of companies organized and operated in the United States. These risks include adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations, and the different characteristics of overseas economies and markets. These factors can make non-U.S. investments more volatile and potentially less liquid than U.S. investments. Additionally, investments in non-U.S. securities may be denominated in currencies, other than the U.S. dollar, which are subject to changes in currency exchange rates. These fluctuations could offset investment gains or add to investment losses. Unsponsored ADRs do not trade on an exchange and therefore may be difficult to sell and investors do not have the benefits and voting rights that are extended to other shareholders.

Investment in Other Investment Companies Risk:

Investments in other investment companies are subject to market and selection risk, as well as the specific risks associated with the investment companies’ portfolio securities. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. The shares of an investment company that trade on an exchange (for example, an ETF) may trade below their NAV at a discount, which may adversely affect the Fund’s performance.

IPO Risk:

IPOs are new issues of equity securities. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO.

Preferred Securities Risk:

The Fund may invest in preferred securities, which are equity interests in a company that entitle the holder to receive common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company, in preference to the holders of other securities. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. If a company experiences actual or perceived changes in its financial condition or prospects, the value of preferred securities may be more greatly affected than the value of bonds and other debt.

Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, BBH&Co. or any other bank, and the shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency.

Fund Performance

The Fund is the successor to the Predecessor Fund, a mutual fund series of BBH Trust, as a result of the reorganization of the Predecessor Fund into the Fund on [Date], 2025 (the “Reorganization”). The Fund has adopted the Predecessor Fund’s performance history. Prior to the Reorganization, the Fund had not commenced operation. The Predecessor Fund also was advised by the Investment Adviser and had the same investment objective and investment strategies as the Fund

The following bar chart and table give an indication of the risks of investing in the Fund. The performance shown for periods prior to the Reorganization represents the performance of the Predecessor Fund. The bar chart shows changes in the performance of the Predecessor Fund from year to year. The table shows how the average annual returns of the Predecessor Fund for the periods indicated compared to a broad-based securities market index as well as to a mid cap index. One cannot invest directly in an index.

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Past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.bbhfunds.com or can be obtained by phone at 1-800-575-1265.

Calendar Year Ended December 31

Highest Performing Quarter:	[ ]% in [ ] quarter of 20[ ]
Lowest Performing Quarter:	[ ]% in [ ] quarter of 20[ ]

Average Annual Total Returns
(through December 31, 2024)

The performance figures assume that all distributions were reinvested. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

	1 Year	Since Inception of Predecessor Fund (May 24, 2021)
Predecessor Fund
Return Before Taxes	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%
Russell Mid Cap Total Return Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%

Investment Adviser

BBH&Co., through a separately identifiable department, serves as the Fund’s the investment adviser. The following individual is responsible for the day-to-day management of the Fund:

Portfolio Manager

Name	BBH&Co. Title	Portfolio Manager of the Predecessor Fund/Fund Since
Timothy Harris	Managing Director	2021/2025

Purchase and Sale of Fund Shares

Shares of the Fund are listed on [     ] and may only be bought and sold in the secondary market through a broker or dealer at a market price. Because shares trade at market price rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Fund’s website at bbhfunds.com.

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Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, qualified dividend income, capital gains, or a combination of the three.

Payments to Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BBH&Co. may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

II.   Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective

The investment objective of the Fund is to provide investors with long-term growth of capital. The investment objective may be changed by the Board without a vote of shareholders. In the event that the investment objective is changed, the Fund generally will provide shareholders with 60 days prior notice. There can be no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in publicly traded mid cap equity securities. Domestic securities include companies that are incorporated or headquartered in the U.S. Such securities may be issued by domestic or foreign issuers. The Fund may invest in the securities of foreign issuers both directly and in the form of depository receipts, including both sponsored and unsponsored American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”), each of which represent an interest in foreign securities. Securities of foreign issuers, or foreign securities, include companies that are neither incorporated nor headquartered in the U.S. The Fund primarily seeks to buy common stock and may also invest in preferred stock. The Fund may also invest in publicly traded large cap and small cap equity securities. From time to time the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). Subject to applicable statutory and regulatory limitations, the Fund may invest in shares of other investment companies, consisting of funds and ETFs. The Fund may also purchase other securities with equity characteristics, including securities convertible into common stock. The Investment Adviser considers mid cap securities to be equity securities that at the time of purchase have a market capitalization within the range of companies included in the Russell Midcap Index. As of [   ], the market capitalization range of companies included in the Russell Midcap Index was $[   ] to $[   ].

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The Fund’s strategy is based on fundamental business analysis and a long-term orientation. The Fund intends to operate as a “non-diversified company” under the 1940 Act, which means that the Fund may invest a significant portion of its assets in the securities of a limited number of issuers, some of which may be within the same industry. The Fund seeks to invest in a limited number of companies, but not less than 20, that meet the investment Adviser’s prescriptive fundamental criteria.

How the Investment Adviser Selects the Fund’s Investments

The Investment Adviser selects companies based on their qualitative merits, competitive profile and prospective value creation potential. The Fund follows a “buy and own” approach that does not typically make use of short-term trades in pursuit of small gains. The Investment Adviser believes that its long-term orientation can benefit the Fund’s after tax performance results. The Investment Adviser does not expect to hold large amounts of cash in the Fund except in temporary defensive circumstances.

The Investment Adviser focuses on investing in established, cash generative businesses that are leading providers of essential products and services. The Investment Adviser seeks to purchase the equity securities of such companies when they are trading at a discount to the Investment Adviser’s proprietary estimates of intrinsic value. The Investment Adviser believes that this approach is an effective way to achieve capital appreciation over time while potentially reducing the risk of permanent capital loss.

The Investment Adviser generally will seek to invest in businesses with all, or most, of the following attributes: (i) essential products and services; (ii) loyal customers; (iii) leadership in an attractive market niche or industry; (iv) sustainable competitive advantages; (v) high returns on invested capital; and (vi) strong balance sheets and strong free cash flow. In addition, the Fund seeks to invest in companies whose managers have high levels of integrity as well as demonstrable skills in operations, long-term strategy and capital allocation. Lastly, the Fund seeks to invests in companies that, in the opinion of the Investment Adviser, offer long term growth potential.

The Investment Adviser has a disciplined investment process for selecting and monitoring investments. The Investment Adviser believes that the consistent application of its investment criteria enhances objectivity and reduces the likelihood of investment mistakes. The Investment Adviser has a team of experienced securities analysts who work collaboratively with each other to identify, analyze and monitor portfolio companies. The analysts closely study industry structure and competitive trends, communicating regularly with knowledgeable industry participants and company management teams to assess whether companies meet the Investment Adviser’s fundamental criteria. They also explicitly identify key business risks and variables outside of management’s control. The Investment Adviser’s time horizon when purchasing a company is typically three to five years but is not subject to any minimum or maximum period. The Fund primarily bases its estimates of intrinsic value on analyses of free cash flow and return on invested capital. Investments may be sold if they appreciate to levels at or near the higher end of the Investment Adviser’s estimated ranges of intrinsic value. As a result of the Investment Adviser’s disciplined investment process, the Fund may, at times, hold large amounts of cash. While public equities do not offer guarantees of principal value, the Investment Adviser has designed its investment criteria and processes to reduce the likelihood of a permanent capital loss for each investment.

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Temporary Defensive Position

In response to adverse market, economic, political and other conditions, the Investment Adviser may make temporary defensive investments in liquid short-term instruments that are not consistent with the Fund’s investment objective and principal investment strategies. Such investments may be inconsistent with the Fund’s ability to reach its investment objective.

Principal Risks of the Fund

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed and described below. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Mid Cap Company Risk:

Mid cap companies, when compared to larger companies, may experience lower trade volumes and could be subject to greater and less predictable price changes. Mid cap companies may also have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or operate in less established markets. Therefore, mid cap securities may be subject to changing economic, market, and industry conditions and experience more volatility and less liquidity over short periods. In certain market cycles, investing in mid cap companies may be less favorable when compared to larger companies causing the Fund to underperform and incur losses.

Investment Risk:

As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. The share price of the Fund changes daily, based on market conditions and other factors. The Fund should not be relied upon as a complete investment program.

Market Risk:

The price of a security may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities.

Equity Securities Risk:

Equity securities risk is the risk that prices of equity securities rise and fall daily. Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole.

ETF Risk:

The Fund is an ETF and is subject to the following risks:

•	Trading Issues. Shares of the Fund trade on an exchange at market prices and may trade above (premium) or below (discount) their net asset value (“NAV”). An active trading market for the Fund’s shares may not develop or be maintained. Trading in shares may be halted due to market conditions or for reasons that, in the view of the [ ], make trading in shares inadvisable, such as extraordinary market volatility. In addition, there can be no assurance that shares will continue to meet the listing requirements of the [ ].

•	Market Price Variance. The market price of the Fund’s shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers, or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly and shares may trade at a premium or discount to NAV.

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•	Limited Authorized Participant, Market Makers, and Liquidity Providers. There may be a limited number of market makers and/or liquidity providers in the marketplace and the Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). Only an authorized participant who has entered into an agreement with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund, and none of those authorized participants is obligated to engage in creation and/or redemption transactions. To the extent that authorized participants, market makers, and liquidity providers exit the business or are unable to provide their services with respect to the Fund and no other entities are able to step forward to perform their functions, the Fund’s shares may trade at a premium or discount to NAV and possibly face trading halts or delisting.

Non-Diversification Risk:

The Fund is classified as “non-diversified” pursuant to the definition provided in the 1940 Act, which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer. The possible assumption of large positions in the securities of a small number of issuers may cause performance to fluctuate to a greater extent than that of a diversified investment company as a result of changes in the financial condition or in the market’s assessment of the issuers. However, the Fund intends to satisfy the asset diversification requirements for qualification as a RIC under Subchapter M of the Code.

Large Shareholder Risk:

From time to time, a large investor or an investment adviser, including BBH&Co., may allocate a portion of the assets under its discretion to the Fund. There is a risk that if a large percentage of Fund’s outstanding shares are under the control of a single or a small number of decision makers, asset allocation decisions, particularly large redemptions, may adversely impact remaining Fund shareholders.

Management Risk:

The Fund is actively managed, and its success depends upon the investment skills and analytical abilities of the Investment Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the Investment Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Large Cap Company Risk:

Because the Fund may invest in large cap company securities, it may underperform other funds during periods when the Fund’s large cap securities are out of favor.

Small Cap Company Risk:

Small cap companies may have limited product lines or markets and may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, there are other adverse developments, or if management changes, small cap company investments may lose substantial value. In addition, smaller companies, which tend to be less well known, have shorter operating histories and do not have significant ownership by large investors, may not have information as accessible as that of larger companies. The securities of small cap companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the market as a whole. In addition, small cap securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

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Non-U.S. Investment Risk:

Investing in equity securities of companies based outside of the United States including depository receipts, involves risks not typically associated with investing in equity securities of companies organized and operated in the United States. These risks include changes in political, social or economic conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations. In some non-U.S. countries, less information is available about non-U.S. issuers and markets because of less rigorous accounting and regulatory standards than in the United States. In addition, stock exchanges and brokers located outside of the United States generally have less government supervision and regulation than in the United States. Dividends and interest on non-U.S. securities may be subject to foreign withholding taxes, which may reduce the net return to Fund shareholders. Non-U.S. securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values. Currency fluctuations could offset investment gain or add to investment losses. All of these factors can make non-U.S. investments more volatile and potentially less liquid than U.S. investments. Unsponsored ADRs do not trade on an exchange and therefore may be difficult to sell and investors do not have the benefits and voting rights that are extended to other shareholders.

Investment in Other Investment Companies Risk:

Investments in other investment companies are subject to market and selection risk, as well as the specific risks associated with the investment companies’ portfolio securities. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. The shares of an investment company that trade on an exchange (for example, an ETF) may trade below their NAV at a discount, which may adversely affect the Fund’s performance.

IPO Risk:

IPOs are new issues of equity securities. Investments in companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs and therefore investors should not rely on these past gains as an indication of future performance. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO. When an IPO is brought to the market, availability may be limited and the Fund may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like.

Preferred Securities Risk:

The Fund may invest in preferred securities which are equity interests in a company that entitle the holder to receive common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company, in preference to the holders of other securities. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. If a company experiences actual or perceived changes in its financial condition or prospects, the value of preferred securities may be more greatly affected than the value of bonds and other debt. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies. Preferred securities may include certain aspects of both equity and fixed income securities, known as hybrid securities, and may also have different features from those of traditional preferred securities described above. Preferred securities that are hybrid securities possess various features of both debt and traditional preferred securities and as such, they may constitute senior debt, junior debt or preferred shares in an issuer’s capital structure. Unlike traditional preferred securities, hybrid securities may not be subordinate to a company’s debt securities.

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Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, BBH&Co. or any other bank, and the shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency.

Portfolio Holdings

The Fund’s daily portfolio holdings information is available on the Fund’s website at www.bbhfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

III. Management of the Fund

BBH&Co., a New York limited partnership, located at 140 Broadway, New York, NY 10005 and established in 1818, serves as the investment adviser to the Fund through a separately identifiable department. The Investment Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. Subject to the general supervision of the Board, the Investment Adviser makes the day-to-day investment decisions for the Fund, places the purchase and sale orders for the portfolio transactions of the Fund, and generally manages the Fund’s portfolio of investments. BBH&Co. provides a broad range of investment management services for customers in the United States and abroad. As of December 31, 2024, BBH&Co. managed total assets of approximately $96.7 billion, $490.8 million of which represented total net assets in the Fund.

In addition, to a continuous investment program, BBH&Co. serves as the Fund’s administrator, which provides administrative services to the Fund, such as shareholder communications and tax services.

Investment Advisory and Administrative Fee

For investment advisory and administrative services, the Investment Adviser receives a combined fee, computed daily and payable monthly, equal to [   ] of the average daily net assets of the Fund. This fee compensates the Investment Adviser for its services and its expenses. For the most recent fiscal year, the Predecessor Fund, after expense waivers and reimbursements, paid the Investment Adviser 0.75% of the Predecessor Fund’s average daily net assets. A discussion of the Board’s approval of the Fund’s investment advisory agreement will be available in the Fund’s annual report on Form N-CSR for the period ending October 31, 2025.

Portfolio Manager

Mr. Timothy Harris serves as portfolio manager of the Fund.

Mr. Timothy Harris is a Managing Director of BBH&Co. with 24 years of investment experience. Mr. Harris holds a B.A. from Tufts University, Summa Cum Laude, and an M.B.A from the MIT Sloan School of Business. He joined BBH&Co. in 2017.

The Fund’s SAI provides additional information about the portfolio manager’s compensation, management of other accounts and ownership of shares of the Fund.

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IV. Shareholder Information

Purchasing and Selling Fund Shares

General. The Fund issues and redeems its shares at NAV only in Creation Units in transactions with authorized participants. Most investors buy and sell shares of the Fund in secondary market transactions through a broker at market prices. Shares of the Fund are listed for trading on the [ ] and can be bought and sold throughout the trading day like shares of other publicly traded companies. There is no minimum investment. When buying or selling Fund shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and offered price in the secondary market on each purchase and sale transaction. Share prices are reported in dollars and cents per share.

Book Entry. Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes. Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Fund. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other exchange-traded securities that you hold in book-entry or “street name” form.

Premiums and Discounts. The price of the Fund’s shares is based on market price, which may differ from the Fund’s daily NAV per share and can be affected by market forces of supply and demand, economic conditions, and other factors. Information showing the number of days that the market price of the Fund’s shares was greater than the Fund’s NAV per share (i.e., at a premium) and the number of days it was less than the Fund’s NAV per share (i.e., at a discount) for various time periods will be available on the Fund’s website at www.bbhfunds.com.

Bid-Ask Spread. Investors purchasing or selling shares of the Fund in the secondary market may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (the “bid”) and the lowest price a seller is willing to accept for shares of the Fund (the “ask”). The bid-ask spread varies over time for shares based on trading volume and market liquidity, and is generally less if the Fund has more trading volume and market liquidity and more if the Fund has less trading volume and market liquidity. Information regarding the Fund’s bid-ask spread over various periods of time will be available on the Fund’s website at www.bbhfunds.com.

Excessive Trading. Unlike mutual funds, frequent trading of the Fund’s shares generally does not disrupt portfolio management, increase the Fund’s trading costs, lead to realization of capital gains, or otherwise harm the Fund’s shareholders. Because the vast majority of trading occurs on the secondary market, these trades do not involve the Fund and do not harm the Fund or its shareholders. A few institutional investors, referred to as authorized participants, are authorized to purchase and redeem Fund shares directly with the Fund. Most ETFs typically effect these trades in kind (i.e., for securities and not for cash), and, therefore, they do not cause any of the harmful effects to the issuing fund that may result from frequent cash trades. Although the Fund typically redeems its shares on an in-kind basis, the Fund may issue Creation Units in exchange for cash, thereby potentially subjecting the Fund and its shareholders to those harmful effects. As a result, the Fund requires authorized participants to pay transaction fees to cover brokerage and certain related costs when purchasing or redeeming Creation Units. Those fees are designed to protect the Fund and its shareholders from the dilutive costs associated with frequent creation and redemption activity. For these reasons, the Board has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market timing of the Fund’s shares. However, the Fund’s policies and procedures regarding frequent purchases and redemptions may be modified by the Trustees at any time.

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Fund Valuation Policies

The Fund’s NAV per share is normally determined once daily at 4:00 p.m., Eastern Time on each day the New York Stock Exchange (“NYSE”) is open for regular trading. The Fund does not calculate its NAV on days the NYSE is closed for trading. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. On days in which the NYSE closes early, the NAV may be determined before 4:00 p.m.

The determination of the Fund’s NAV is made by subtracting from the value of the Fund’s total assets the amount of its liabilities and dividing the difference by the number of shares outstanding at the time the determination is made. For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources. Certain short-term debt instruments are valued on the basis of amortized cost. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Investment Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE close, if the NYSE close occurs before the end of trading on the foreign exchange. In addition, foreign currency exchange rates are generally determined as of the close of business on the NYSE.

Investments for which market quotations or market-based valuations are not readily available, or are available but deemed unreliable, are valued at fair value in accordance with policies and procedures approved by the Board. Under the ultimate supervision of the Board, the responsibility for applying the Board-approved fair valuation policies and procedures has been delegated to the Investment Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, broker quotes, pricing services prices), including where events occur after the close of the primary exchange or principal market, but prior to the NYSE close, that materially affect the price of the security or other asset. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade are not open for trading for the entire day and no other market prices are available. The Fund may use a systematic fair value model provided by an independent third party to value foreign securities.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV.

Distribution of Fund Shares

The Fund has adopted a distribution plan pursuant to Rule 12b-1 that allows the Fund to pay distribution fees for the sale of its shares and for certain services provided to shareholders. No distribution fees currently are being paid by the Fund. If such fees are paid in the future, however, because these fees are paid out of the Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual distribution fee is 0.25% of the Fund’s average daily net assets.

Revenue Sharing

BBH&Co. may make payments for marketing, promotional or related services provided by financial intermediaries that sell shares of the Fund. These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or sales of shares, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from BBH&Co.’s own legitimate profits and its own resources (not from the Fund) and may be in addition to any Rule 12b-1 and/or shareholder servicing payments that are paid by the Fund to the financial intermediaries. In some circumstances, such payments may create an incentive for a financial intermediary or its employees or associated persons to recommend or sell shares of a particular Fund to a potential shareholder instead of recommending shares offered by competing investment companies.

Contact your financial intermediary for details about revenue sharing payments.

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Dividends and Distributions

The Fund normally pays to shareholders substantially all of its net income and capital gains, if any, annually. The Fund may pay additional dividends and/or capital gains distributions in a given year to the extent necessary to avoid the imposition of federal income or excise tax on the Fund. The Fund pays dividends and capital gains distributions to shareholders of record as of the record date.

No dividend reinvestment service is provided by the Trust. Financial intermediaries may make available the DTC book-entry dividend reinvestment service for use by shareholders for reinvestment of their dividend distributions. Shareholders should contact their financial intermediary to determine the availability and costs of the service and the details of participation therein. Financial intermediaries may require shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net capital gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Taxes

Please consult your personal tax adviser regarding your specific questions about federal, state and local taxes. Below is a summary of certain important federal income tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which are subject to change. Unless you are a tax-exempt entity or your investment in Fund shares is made through tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when the Fund makes distributions and when you sell Fund shares.

The Fund has elected and intends to qualify each year for the special tax treatment afforded to a RIC under the Code. If the Fund maintains its qualification as a RIC and meets certain minimum distribution requirements, then the Fund is generally not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, if the Fund fails to qualify as a RIC or to meet minimum distribution requirements it would result (if certain relief provisions were not available) in fund-level taxation and consequently a reduction in income available for distribution to shareholders.

Distributions you receive from the Fund will generally be subject to federal income tax, and any state or local income taxes, whether or not you reinvest them in additional shares. Income distributions are generally taxable either as ordinary income or as qualified dividend income. Dividends reported by the Fund as qualified dividend income are generally taxable at reduced tax rates for non-corporate shareholders. Any distributions of net capital gain (the excess of the Fund’s net long-term capital gain over its net short-term capital loss) are taxable as long-term capital gains, regardless of how long you have owned your shares. Distributions of net short-term capital gains are generally taxable as ordinary income.

The Fund (or its administrative agent) will report to shareholders annually the U.S. federal income tax status of all Fund distributions. In general, dividends may be reported by the Fund as qualified dividend income if they are attributable to qualified dividend income received by the Fund, which, in general, includes dividend income from taxable U.S. corporations and certain foreign corporations (i.e., certain foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, and certain other foreign corporations if the stock with respect to which the dividend is paid is readily tradable on an established securities market in the United States), provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. A dividend generally will not be treated as qualified dividend income if the dividend is received with respect to any share of stock held by the Fund for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or, in the case of certain preferred stock, for fewer than 91 days during the 181-day period beginning 90 days before such date. These holding period requirements will also apply to your ownership of Fund shares.

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Because the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest it receives from sources in foreign countries. If certain requirements are met, the Fund may be eligible to make an election enabling shareholders to claim foreign tax credits or deductions, subject to certain limitations, with respect to certain taxes paid by the Fund. If the Fund makes the election, each shareholder will be required to include in income a share of those taxes and will treat that share of those taxes as though it had been paid directly by the shareholder. The shareholder may then either deduct the taxes deemed paid by it in computing its taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder’s federal income tax.

U.S. individuals with income exceeding certain thresholds are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (including capital gains distributions and capital gains realized on the sale or exchange of shares of the Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

In general, your distributions are subject to federal income tax for the year in which they are paid. However, if the Fund declares a dividend in October, November or December, payable to shareholders of record in such a month, and pays it in January of the following year, shareholders will be taxed on the dividend as if it were received in the year in which it was declared.

You may want to avoid buying shares when the Fund is about to declare a dividend or other distribution because such dividend or other distribution will be taxable to you even though it may effectively be a return of a portion of your investment.

Each sale or redemption of Fund shares may be a taxable event. Assuming you hold shares of the Fund as a capital asset, the gain or loss on the sale or redemption of the Fund’s shares generally will be treated as a short-term capital gain or loss if you held the shares for 12 months or less or a long-term capital gain or loss if you held the shares for longer than 12 months. Any loss recognized by you on the sale or redemption of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to you of long-term capital gain with respect to such shares. The ability to deduct capital losses may be limited.

If you are neither a citizen nor a resident of the United States, the Fund will withhold federal income tax at the rate of 30% (or such lower rate as may be determined in accordance with any applicable treaty) on ordinary dividends and other payments that are subject to such withholding.

The 30% withholding tax will not apply to dividends that the Fund reports as (a) interest-related dividends, to the extent such dividends are derived from the Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from the Fund’s “qualified short-term gain.” “Qualified net interest income” is the Fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of the Fund for the taxable year over its net long-term capital loss, if any.

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If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you will be subject to backup withholding on your redemption proceeds, distributions and dividends. The backup withholding rate is 24%. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax applicable to shareholders who are neither citizens nor residents of the United States.

The tax treatment of the Fund and its shareholders residing in those states and local jurisdictions that have income tax laws might differ from the treatment under federal income tax laws. Therefore, distributions to shareholders may be subject to additional state and local taxes. Shareholders are urged to consult their personal tax advisors regarding any state or local taxes.

For additional information regarding taxes, please refer to the SAI.

V. Financial Highlights

On [ ], 2025, the Fund acquired all of the assets and liabilities of the Predecessor Fund in exchange for shares of beneficial interest in the Fund. As a result of the Reorganization, the Fund adopted the financial history of the Predecessor Fund. The financial highlights table is intended to help an investor understand the financial performance of the Fund and Predecessor Fund for the past five years (or if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP (the Fund’s and Predecessor Fund’s independent registered public accounting firm), whose report, along with the Predecessor Fund’s financial statements, are included in the Predecessor Fund’s annual report, which is available upon request.

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MORE INFORMATION ON THE FUND IS AVAILABLE FREE UPON REQUEST, INCLUDING THE FOLLOWING:

Annual/Semi-Annual Report

The Fund’s annual and semi-annual reports to shareholders provide additional information about the Fund’s investments including performance and portfolio holdings. The Fund’s annual report includes a discussion about recent market conditions, economic trends and Fund strategies that significantly affected the Fund’s performance during its last fiscal year. In the Fund’s Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

To reduce expenses, we mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-800-575-1265 or if your shares are held through a financial institution please contact them directly. We will typically send you individual copies within three business days after receiving your request.

Statement of Additional Information

The SAI provides more details about the Fund and its policies and information on the Fund’s non-principal investment strategies. A current SAI is on file with the SEC and is incorporated by reference (and is legally considered part of this Prospectus).

To obtain the SAI, Annual Report and Semi-Annual Report, and other information such as financial statements, without charge:

By telephone: By mail write to the Fund’s shareholder servicing agent: By E-mail send your request to: On the internet:	Call 1-800-575-1265 Brown Brothers Harriman & Co. 140 Broadway New York, New York 10005 bbhfunds@bbh.com

Certain Fund documents, including a recent statement of Fund holdings, can be viewed online or downloaded from Fund’s website at: http://www.bbhfunds.com

To obtain other information or to make other shareholder inquiries:

By telephone: By e-mail send your request to:	Call 1-800-575-1265 bbhfunds@bbh.com

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act File No. 811-21829

NEW YORK    BEIJING    BOSTON    CHARLOTTE    CHICAGO    DUBLIN    GRAND CAYMAN    HONG KONG    HOUSTON    JERSEY CITY
KRAKÓW    LONDON    LUXEMBOURG    NASHVILLE    PHILADELPHIA    TOKYO    WILMINGTON    ZÜRICH    BBH.COM

STATEMENT OF ADDITIONAL INFORMATION

BBH TRUST
140 Broadway
New York, New York 10005

[    ], 2025

BBH Select Large Cap ETF	Ticker [ ]*
BBH Select Mid Cap ETF	Ticker [ ]*

* Listed on [   ]

This Statement of Additional Information (“SAI”) is not a prospectus and supplements the information contained in the prospectuses dated [    ], 2025, as amended from time to time (each, a “Prospectus” and collectively, the “Prospectuses”), of BBH Trust (“Trust”) with respect to each of the Trust’s series listed above (each, a “Fund” and collectively, the “Funds”) and should be read in conjunction with the Prospectuses. Each Fund is the successor to a corresponding mutual fund (each a “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund. Each Predecessor Fund’s most recent audited financial statements are contained in its 2024 annual report on Form N-CSR and are incorporated by reference into this SAI. You may obtain each Fund’s Prospectus and each Predecessor Fund’s annual report without charge by calling 1-800-575-1265 or by visiting the Funds’ website at www.bbhfunds.com.

THE TRUST

The Trust, and each series thereof, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is a Delaware statutory trust organized on October 28, 2005. Certain series of the Trust are successors to certain series of BBH Fund, Inc. and BBH Trust (together the “Predecessor Trusts”) as a result of a reorganization that took place in 2007.

The Trust has a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with Brown Brothers Harriman & Co. (“BBH&Co.”) through a separately identifiable department (“SID” or the “Investment Adviser”). The SID is registered with the U.S. Securities and Exchange Commission (“SEC”) as an investment adviser as the term is defined under the Investment Advisers Act of 1940, as amended (“Advisers Act”), and provides investment advice to registered mutual funds. The SID also provides administrative services to each Fund.

The BBH Select Large Cap Equity ETF (“Large Cap Fund”) and BBH Select Mid Cap Equity ETF (“Mid Cap Fund”) (each, a “Fund” and together, the “Funds”) are the successors to the BBH Select Series – Large Cap Fund and BBH Select Series – Mid Cap Fund, respectively. Each Predecessor Fund is a mutual fund and a series of the Trust managed by the Investment Adviser in accordance with the same investment objective, investment strategies, policies and restrictions as those of its corresponding Fund. The reorganization of each Predecessor Fund into the corresponding Fund is expected to occur on [   ].

Each Fund operates as an actively-managed exchange-traded fund that seeks capital appreciation. The Funds offer and issue shares at their net asset value per share (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit”), generally in exchange for a designated portfolio of securities, assets or other positions (including any portion of such securities for which cash may be substituted) (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”). Shares of the Funds are listed for trading on [    ], a national securities exchange. Shares of the Funds are traded in the secondary market and elsewhere at market prices that may be at, above or below the Funds’ NAV. Unlike mutual funds, a Fund’s shares are not individually redeemable securities. Instead, shares are redeemable only in Creation Units by Authorized Participants (as defined in the Purchase and Redemption of Creation Units - Role of the Authorized Participant section of this SAI), and, generally, in exchange for portfolio securities and a Cash Amount (as defined in the Purchase and Redemption of Creation Units - Redemption of Creation Units section of this SAI). may charge creation/redemption transaction fees for each creation and redemption. In all cases, transaction fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

The Trust reserves the right to permit or require that creations and redemptions of shares are affected fully or partially in cash and reserves the right to permit or require the substitution of Deposit Securities in lieu of cash. Shares may be issued in advance of receipt of Deposit Securities, subject to various conditions, including a requirement that the Authorized Participant maintain with the Trust collateral. The Trust may use such collateral at any time to purchase Deposit Securities. See the “Purchase and Redemption of Creation Units” section of this SAI. Transaction fees and other costs associated with creations or redemptions that include a cash portion may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

Once created, each Fund’s shares generally trade in the secondary market, at market prices that change throughout the day, in amounts less than a Creation Unit. Investors purchasing each Fund’s shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.

INVESTMENT POLICIES, PERMITTED INVESTMENTS, AND RELATED RISKS

General

Each Fund is actively managed and its Prospectus discusses its investment objective, principal investment strategies, and principal risks as well as other important information. The investment techniques and instruments described below and in each Fund’s Prospectus may, consistent with a Fund’s investment objective and investment policies, be used by the Fund if such strategies will be advantageous to the Fund. Not all of the Funds will invest in all of the instruments and techniques described below. This section supplements the information in the Prospectuses and should be read in conjunction with the Prospectuses.

Each investment objectives are non-fundamental and may be changed without the approval of shareholders.

The Funds are non-diversified under the 1940 Act, which means that they are not limited by the 1940 Act with regard to the percentage of assets that may be invested in the securities of a single issuer. As a result, they may invest more of their assets in the securities of a single issuer or a smaller number of issuers than if they were classified as diversified. Therefore, they may be more exposed to the risks associated with and developments affecting an individual issuer or a small number of issuers than a fund that invests more widely, which may have a greater impact on each Fund’s volatility and performance. Each Fund does, however, intend to maintain the level of diversification necessary to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). The Subchapter M diversification requirements are discussed below under “Taxes — Qualification as a Regulated Investment Company.”

Set forth below is a listing of some of the types of investments and investment strategies that the Funds may use, and the risks and considerations associated with those investments and investment strategies. There are also risks associated with the Funds that are not directly connected to their investments. Unless noted, the below investments and risks apply to each Fund; however, information contained in this SAI about the risks and considerations associated with investments and/or investment strategies applies only to the extent a Fund makes each type of investment or uses each investment strategy. Information that does not apply to a Fund does not form a part of the Fund’s SAI and should not be relied on by investors in the Fund. Only information that is clearly identified as applicable to a Fund is considered to form a part of the Fund’s SAI.

Borrowing

The Funds may borrow for temporary administrative purposes to the extent permitted by applicable law. This borrowing may be unsecured. When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile and other investment risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s holdings. The Funds may also borrow money for temporary emergency purposes.

Equity Investments

Equity investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holder’s claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holder’s claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

Short-Term Instruments

Although it is intended that the assets of the Funds stay invested in the securities described herein and in the Funds’ Prospectuses to the extent practical in light of a Fund’s investment objective and long-term investment perspective, a Fund’s assets may be invested in short-term instruments to meet anticipated expenses or for day-to-day operating purposes and when, in the Investment Adviser’s opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse conditions affecting the equity markets. In addition, when a Fund experiences large cash inflow through additional investments by its investors or the sale of portfolio securities, and desirable equity securities that are consistent with its investment objective are unavailable in sufficient quantities, assets may be held in short-term investments for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated A or higher by Moody’s Investors Service (“Moody’s”) or Standard & Poor’s, or if unrated are of comparable quality in the opinion of the Investment Adviser; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, fixed time deposits and bankers’ acceptances; (v) repurchase agreements; and (vi) money market funds. Time deposits with a maturity of more than seven days are treated as not readily marketable. At the time a Fund’s assets are invested in commercial paper, bank obligations or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody’s or Standard & Poor’s; the issuer’s parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody’s or A-1 by Standard & Poor’s; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Investment Adviser. The assets of the Funds may be invested in U.S. dollar denominated short-term instruments, including repurchase agreements, obligations of the U.S. Government, its agencies or instrumentalities, commercial paper and bank obligations (such as certificates of deposit, fixed time deposits, and bankers’ acceptances). Cash is held for the Funds with the Funds’ custodian bank.

Preferred Securities

Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.

Initial Public Offerings

The Mid Cap Fund is permitted to invest in initial public offerings (“IPOs”), which are new issues of equity securities. Investments in companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs and therefore investors should not rely on these past gains as an indication of future performance. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO. When an IPO is brought to the market, availability may be limited and the Fund may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like.

Repurchase Agreements

A repurchase agreement is an agreement in which the seller (Lender) of a security agrees to repurchase from a Fund the security sold at a mutually agreed upon time and price. As such, it is viewed as the lending of money to the Lender. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time assets of a Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements is usually short, from overnight to one week, and at no time are assets of a Fund invested in a repurchase agreement with a maturity of more than one year. The securities that are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement.

Repurchase agreements are considered by the Staff of the SEC to be loans by a Fund. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. If the lender defaults, the Funds might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Investment Adviser.

Collateral is marked to the market daily and has a market value including accrued interest at least equal to 100% of the dollar amount invested on behalf of a Fund in each agreement along with accrued interest. If the Lender defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the Lender, realization upon the collateral on behalf of a Fund may be delayed or limited in certain circumstances. A repurchase agreement with more than seven days to maturity may not be entered into for a Fund if, as a result, more than 15% of the Fund’s net assets would be invested in such repurchase agreements together with any other investment being held for a Fund for which market quotations are not readily available.

Collateral for repurchase agreements may be held by a custodian other than the Funds’ custodian.

Reverse Repurchase Agreements

Reverse repurchase agreements may be entered into only with a primary dealer (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. This is an agreement in which a Fund agrees to repurchase securities sold by it at a mutually agreed upon time and price. As such, it is viewed as the borrowing of money for a Fund. Proceeds of borrowings under reverse repurchase agreements are invested for a Fund. This technique involves the speculative factor known as leverage. If interest rates rise during the term of a reverse repurchase agreement utilized for leverage, the value of the securities to be repurchased for a Fund as well as the value of securities purchased with the proceeds will decline. Proceeds of a reverse repurchase transaction are not invested for a period which exceeds the duration of the reverse repurchase agreement. Under the 1940 Act, a Fund may elect to treat reverse repurchase agreements either as (i) borrowings subject to the asset coverage requirement of Section 18 of the 1940 Act or (ii) derivatives transactions for purposes of Rule 18f-4 under the 1940 Act including, as applicable, the value-at-risk (“VaR”) test to limit leverage risk.

Leverage Risk

Leverage risk is created when an investment (for example, in derivative instruments) exposes the Fund to a level of risk that exceeds the amount invested. Leveraging is speculative, tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile.

U.S. Government Securities

These securities are issued or guaranteed by the U.S. government, its agencies or instrumentalities and may or may not be backed by the “full faith and credit” of the United States. In the case of securities not backed by the full faith and credit of the United States, it may not be possible to assert a claim against the United States itself in the event the agency or instrumentality issuing or guaranteeing the security for ultimate repayment does not meet its commitments. Securities that are not backed by the full faith and credit of the United States include, but are not limited to, securities of the Tennessee Valley Authority, the Federal National Mortgage Association (“FNMA”), the Federal Farm Credit System, the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation (“FHLMC”). Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds and pass through obligations of the Government National Mortgage Association (“GNMA”), the Farmers Home Administration and the Export-Import Bank. There is no percentage limitation with respect to investments in U.S. government securities.

The volatility and disruption that impacted the capital and credit markets beginning in 2008 led to market concerns regarding the ability of FNMA and FHLMC to withstand future credit losses associated with securities held in their investment portfolios. On September 7, 2008, the U.S. Treasury announced a federal takeover of FNMA and FHLMC, placing the two federal instrumentalities in conservatorship. Under the takeover, the Federal Housing Finance Agency (“FHFA”) assumed control of, and generally has the power to direct, the operations of FNMA and FHLMC and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers. The U.S. Treasury entered into certain preferred stock purchase agreements (“SPAs”) with each of FNMA and FHLMC that established the Treasury as the holder of a new class of senior preferred stock. The senior preferred stock was issued in connection with financial contributions from the Treasury to FNMA and FHLMC.

The actions of the U.S. Treasury were intended to ensure that FNMA and FHLMC maintain a positive net worth and meet their financial obligations, thereby preventing mandatory triggering of receivership. The future status and role of FNMA and FHLMC could be impacted by, among other things, the actions taken and restrictions placed on them by the FHFA in its role as conservator, the restrictions placed on their operations and activities under the SPAs, market responses to developments at FNMA and FHLMC, downgrades or upgrades in the credit ratings assigned to them by nationally recognized statistical rating organizations or ratings services, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any securities guaranteed by FNMA and FHLMC.

Rule 144A/Regulation S/Regulation D Securities

The Investment Adviser may, on behalf of the Funds, as specified herein, purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”), but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A under the 1933 Act (“Rule 144A Securities”) and private placement securities such as Regulation S and Regulation D securities. A Rule 144A, Regulation S or Regulation D security may be considered illiquid and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A, Regulation S and Regulation D securities has been delegated to the Investment Adviser. All relevant factors will be considered in determining the liquidity of Rule 144A, Regulation S and Regulation D securities and all investments in Rule 144A, Regulation S and Regulation D securities will be carefully monitored.

Illiquid Investments

Under SEC rules, illiquid investments are investments that a Fund reasonably expects cannot be sold or otherwise disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. No Fund may purchase an investment if, immediately after the acquisition, more than 15% of the value of its net assets would be invested in illiquid investments that are assets. The Investment Adviser will monitor the amount of illiquid investments in each Fund, under the supervision of the Board of Trustees of the Trust (the “Board” or “Trustees”), to ensure compliance with this requirement.

Certain investments or asset classes may be considered inherently illiquid due to restrictions on trading or limitations on transfer that would affect a determination of liquidity. For example, securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act may be illiquid investments. However, under certain circumstances, including Rule 144A under the 1933 Act, institutional buyers may be able to facilitate transactions in investments otherwise restricted from resale.

Illiquid investments may be priced at fair value as determined in good faith pursuant to procedures approved by the Board. Despite such good faith efforts to determine fair value prices, each Fund’s illiquid investments are subject to the risk that the investment’s fair value price may differ from the actual price that a Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to a Fund.

Liquidity Risk Management

The Trust has implemented a liquidity risk management program (“Liquidity Program”) and related procedures to manage the liquidity risk of the Funds in accordance with Rule 22e-4 of the 1940 Act (“Liquidity Rule”), and the Board has approved the administrator of the Liquidity Program (“Liquidity Program Administrator”). Under the Liquidity Program, the Liquidity Program Administrator assesses, manages, and periodically reviews each Fund’s liquidity risk. The Liquidity Rule defines “liquidity risk” as the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The liquidity of a Fund’s portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program. The adoption of the Liquidity Program is not a guarantee that a Fund will have sufficient liquidity to satisfy its redemption requests in all market conditions or that redemptions can be effected without diluting remaining investors in the Fund. The effect that the Liquidity Rule will have on the Funds, and on the open-end fund industry in general, is not yet fully known, but the Liquidity Rule may impact a Fund’s performance and its ability to achieve its investment objective.

Investment Company Securities

Subject to applicable statutory and regulatory limitations, the assets of the Funds may be invested in securities issued by other investment companies, including exchange-traded funds (“ETFs”) and business development companies (“BDCs”). Investments in securities of other investment companies are subject to market and selection risk, as well as the specific risks associated with the investment companies’ portfolio securities. As a shareholder of another investment company, the Funds would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. The Fund’s investment in other investment companies may include shares of money market funds, including funds affiliated with the Funds’ Investment Adviser. Funds may also purchase debt instruments offered by BDCs. The debt instruments do not carry the same expenses associated with holding shares of other investment companies. However, BDC debt instruments carry similar risks to those of other fixed income instruments.

Emerging Market Securities

A Fund may, to the extent specified herein, invest in securities of issuers domiciled in countries with developing (or “emerging market”) economies. Emerging market countries are generally countries with less-developed economies and lower per capita Gross Domestic Product. The International Monetary Fund, World Bank and other organizations employ different criteria to classify economies as emerging or developed. A Fund considers an “emerging market’’ to be any country that, at the time a Fund invests, is included in the JPMorgan Emerging Market Bond Index (“EMBI”), or as reasonably determined from time to time by the Investment Adviser, based on its own assessment of economic characteristics and institutional stability.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; and restrictions on foreign investment possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal system. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investments, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Rule 18f-4 and Derivatives Risk Management Program

Rule 18f-4 under the 1940 Act permits a Fund, subject to various conditions, to enter into derivatives transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”). In connection with the adoption of Rule 18f-4, the SEC eliminated the asset segregation framework arising from prior SEC guidance for covering derivatives transactions and certain financial instruments.

Under Rule 18f-4, “derivatives transactions” include the following: (1) any swap, security-based swap, futures contract, forward contract, option, any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions, if a Fund elects to treat these transactions as derivatives transactions under Rule 18f-4; and (4) when-issued or forward-settling securities and non-standard settlement cycle securities, unless such transactions meet the Delayed-Settlement Securities Provision. Unless a fund qualifies as a “limited derivatives user” as defined below, pursuant to Rule 18f-4, a fund is required to, among other things, adopt and implement a derivatives risk management program (“DRMP”) and new testing requirements, comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), and comply with new requirements related to Board and SEC reporting.

The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board and periodically reviews the DRMP and reports to the Board. Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements for a fund that limits its “derivatives exposure” to no more than 10% of its net assets (as calculated in accordance with Rule 18f-4) (a “limited derivatives user”), provided that the fund establishes appropriate policies and procedures reasonably designed to manage derivatives risks, including the risk of exceeding the 10% “derivatives exposure” threshold.

The requirements of Rule 18f-4 may limit a Fund’s ability to engage in derivatives transactions as part of its investment strategies. These requirements may also increase the cost of a Fund’s investments and cost of doing business, which could adversely affect the value of the Fund’s investments and/or the performance of the Fund. The rule also may not be effective to limit a Fund’s risk of loss. In particular, measurements of VaR rely on historical data and may not accurately measure the degree of risk reflected in a Fund’s derivatives or other investments. There may be additional regulation of the use of derivatives transactions by registered investment companies, which could significantly affect their use. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives transactions may make them more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.

Options on Securities and Indexes

Options on Stock. For the sole purpose of reducing risk, put and call options on stocks may be purchased for a Fund, although the current intention is not to do so in such a manner that more than 5% of a Fund’s net assets would be at risk. A call option on a stock gives the purchaser of the option the right to buy the underlying stock at a fixed price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell the underlying stock at a fixed price at any time during the option period. To liquidate a put or call option position, a “closing sale transaction” may be made for a Fund at any time prior to the expiration of the option which involves selling the option previously purchased.

Covered call options may also be sold (written) on stocks, although the current intention is not to do so. A call option is “covered” if the writer owns the underlying security.

Options on Stock Indexes. Subject to applicable laws and regulations and solely as a hedge against changes in the market value of portfolio securities or securities intended to be purchased, put and call options on stock indexes may be purchased for a Fund to the extent specified herein. A stock index fluctuates with changes in the market values of the stocks included in the index. Examples of stock indexes are the Standard & Poor’s Corporation (“Standard & Poor’s”) 500 Stock Index, Chicago Board of Options Exchange and the NYSE Composite Index.

Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a fixed price (strike price), an option on a stock index gives the holder the right to receive a cash “exercise settlement” amount equal to: (a) the amount, if any, by which the strike price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the strike price of the option times a specified multiple.

The effectiveness of purchasing stock index options as a hedging technique depends upon the extent to which price movements in the portion of the securities portfolio of a Fund being hedged correlate with price movements of the stock index selected. The value of an index option depends upon future movements in the level of the overall stock market measured by the underlying index before the expiration of the option. Accordingly, the successful use of options on stock indexes for a Fund is subject to the Investment Adviser’s ability both to select an appropriate index and to predict future price movements over the short term in the overall stock market. Brokerage costs are incurred in the purchase of stock index options and the incorrect choice of an index or an incorrect assessment of future price movements may result in poorer overall performance than if a stock index option had not been purchased.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. It is possible, however, that lack of liquidity in the options markets may make it difficult from time to time for a Fund to close out its written option positions. Also, the securities exchanges have established limitations on the number of options which may be written by an investor or group of investors acting in concert. It is not contemplated that these position limits will have any adverse impact on the Fund’s portfolio strategies.

Futures Contracts on Stock Indexes. Subject to applicable laws and regulations and solely as a hedge against changes in the market value of portfolio securities or securities intended to be purchased, futures contracts on stock indexes (“Futures Contracts”) may be entered into for the Funds.

A Fund may, to the extent specified herein, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or domestic over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

If an option written by a Fund expires unexercised, that Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, that Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.

A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, a Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, a Fund will realize a capital gain or, if it is less, a Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Fund is an asset of that Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

A Fund may, to the extent specified herein, write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet a Fund’s immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put.

Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), a Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, a Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by a Fund is covered by an option on the same index purchased by a Fund, movements in the index may result in a loss to a Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.

Foreign Securities

A Fund may, to the extent specified herein, invest its assets in common stocks and other equity securities both within and outside the U.S. (including European Depository Receipts (“EDRs”), Global Depository Receipts (“GDRs”) and ADRs, or other securities representing underlying shares of foreign companies. EDRs are receipts issued in Europe which evidence ownership of underlying securities issued by a foreign corporation. ADRs are receipts typically issued by an American bank or trust company, which evidence a similar ownership arrangement. Generally, ADRs, which are issued in registered form, are designed for use in the United States securities markets and EDRs, which are issued in bearer form, are designed for use in European securities markets. GDRs are tradable both in the U.S. and Europe and are designed for use throughout the world.

There are certain risks involved in investing in securities of companies and governments of foreign nations that are in addition to the usual risks inherent in domestic investments. These risks include those resulting from revaluation of currencies, future adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers and the lack of uniform accounting, auditing and financial reporting standards or of other regulatory practices and requirements comparable to those applicable to domestic companies. The yield of a Fund may be adversely affected by fluctuations in value of one or more foreign currencies relative to the U.S. dollar. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, with respect to certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of a Fund, including the withholding of dividends. Foreign securities may be subject to foreign government taxes that could reduce the return on such securities. Because a Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of portfolio securities and the appreciation or depreciation of investments. Investment in foreign securities also may result in higher expenses due to the cost of converting foreign currency to U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, which generally are higher than commissions on domestic exchanges, the expense of maintaining securities with foreign custodians, and the imposition of transfer taxes or transaction charges associated with foreign exchanges. Moreover, individual foreign economics may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. A Fund may invest in securities of foreign governments (or agencies or subdivisions thereof), and therefore many, if not all, of the foregoing considerations apply to such investments as well. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. In addition, a Fund may invest in securities into which they may be converted. A Fund also may invest in securities denominated in currency “baskets.”

A Fund’s assets may be concentrated in a single country or countries located in the same geographic region. The Fund assumes the risk that changing economic, regulatory, political or social conditions affecting the particular country or geographical area in which the Fund focuses its investments could have a significant impact on its investment performance and could ultimately cause the Fund to underperform, or be more volatile than, other funds that invest more broadly.

Foreign Taxes

A Fund’s investment in foreign securities may be subject to taxes withheld at the source on dividend or interest payments. The United States has entered into tax treaties with many foreign countries which may entitle a Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known. If more than 50% of the total assets of the Fund at the close of its taxable year consist of foreign stocks or securities, a Fund may “pass through” to you certain foreign income taxes (including withholding taxes) paid by the Fund. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax. No assurance can be given that applicable tax laws and interpretations will not change in the future. Moreover, non-U.S. investors may not be able to credit or deduct such foreign taxes. These and other factors could have a negative impact on the Fund’s performance.

Capital Controls Risk

Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to intervention by the governments of foreign countries and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

Currency Exchange Rate Risk

A Fund may, to the extent specified herein, invests a significant portion of its assets in investments denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of the Fund’s shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in a Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Loans of Portfolio Securities

Loans up to 30% of the total value of the securities of a Fund are permitted. Securities of a Fund may be loaned if such loans are secured continuously by cash or equivalent collateral or by an irrevocable letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned plus accrued income. While such securities are on loan, the borrower pays a Fund any income accruing thereon, and cash collateral may be invested for a Fund, thereby earning additional income. All or any portion of interest earned on invested collateral may be paid to the borrower. Loans are subject to termination by a Fund in the normal settlement time, currently three business days after notice, or by the borrower on one day’s notice. Borrowed securities are returned when the loan is terminated.

Any appreciation or depreciation in the market price of the borrowed securities which occurs during the term of the loan inures to a Fund and its shareholders. Reasonable finders and custodial fees may be paid in connection with a loan. In addition, all facts and circumstances, including the creditworthiness of the borrowing financial institution, are considered before a loan is made and no loan is made in excess of one year. There is the risk that a borrowed security may not be returned to the Fund. Securities of a Fund are not loaned to BBH&Co. or to any affiliate of the Funds or BBH&Co.

Common Stock Warrants and Rights

A fund may, to the extent specified herein, acquire, receive and retain common stock warrants and rights that are attached to securities held by the Fund. Common stock warrants entitle the holder to buy common stock from the issuer of the warrant at a specific price (the “strike price”) for a specific period of time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock. Rights are similar to warrants but normally have a shorter duration and are typically distributed directly by the issuers to existing shareholders, while warrants are typically attached to new debt or preferred stock issuances. Warrants and rights generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. Warrants and rights will expire if not exercised on or prior to the expiration date.

Supranational Agencies

Obligations of supranational agencies, such as the World Bank, may be supported by appropriated but unpaid commitments of its member countries, although there is no assurance that these commitments will be undertaken in the future.

Environmental, Social and Governance

As part of the Fund’s investment process, the Investment Adviser may consider environmental, social and governance (“ESG”) factors for equity investments in the portfolio. ESG factors may include, the environmental and social risks of the issuer as well as the issuer’s instituted governance programs. A negative ESG rating will not preclude the Investment Adviser from purchasing a security.

Risks of Cyber Attacks

As with any entity that conducts business through electronic means in the modern marketplace, the Funds, and its service providers and their respective operations, may be susceptible to potential risks resulting from cyber-attacks or incidents (collectively, “cyber-events”). Cyber events may include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential information, infection from computer viruses or other malicious software code, unauthorized access to or compromises to relevant systems, networks or devices that the Funds and its service providers use to service the Funds’ operations, operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers, or various other forms of cyber security breaches. In addition to intentional cyber-events, unintentional cyber-events can occur, such as, for example, the inadvertent release of confidential information. Cyber-attacks affecting a Fund, or any sub-advisers, if applicable, the Funds’ distributor, custodian, transfer agent, or any other of the Funds’ intermediaries or service providers may adversely impact the Funds and its shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Funds’ ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Funds to regulatory fines or financial losses and/or cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber-attacks. Such costs may be ongoing because threats of cyber-attacks are constantly evolving as cyber attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investment in such companies to lose value.

The Funds, and its service providers and their relevant affiliates have established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events. However, there can be no assurance that the Funds, the Funds’ service providers, or the issuers of the securities in which the Funds invests will not suffer losses relating to cyber-attacks or other information security breaches in the future.

INVESTMENT POLICIES

For purposes of the fundamental and non-fundamental investment policies set forth below:

•	the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items” and “bank instruments,”

•	except with respect to borrowing money, if a percentage or rating restriction on an investment is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the portfolio securities or changes in portfolio size or a later change in the rating of a portfolio security is not considered a violation of policy;

•	a Fund, will not make investments that will result in the investment of more than 25% of its total assets in the securities of issuers primarily engaged in the same industry or group of industries. Futures and options contracts, government securities, municipal securities, and bank instruments will not be deemed to constitute an industry. However, municipal obligations backed only by the assets and revenues of non-governmental users may for this purpose be deemed to be issued by such non-governmental users. The foregoing 25% limitation would apply to these issuers.

FUNDAMENTAL INVESTMENT POLICIES

Each Fund operates under the following fundamental investment policies, which may be changed only with the approval of the Board and the holders of a “majority of the Fund’s outstanding voting securities” (as defined in the 1940 Act).

Concentration

The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Tax-exempt government securities and tax-exempt municipal securities will not be deemed to constitute an industry.

Underwriting

The Funds may not underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the 1933 Act.

Investing in Commodities

The Funds may not purchase or sell physical commodities, provided that a Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Investing in Real Estate

The Funds may not purchase or sell real estate, provided that this restriction does not prevent a Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Borrowing Money and Issuing Senior Securities

The Funds may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

Lending

The Funds may not make loans, provided that this restriction does not prevent a Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

NON-FUNDAMENTAL INVESTMENT POLICIES

The following policies are non-fundamental and therefore may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Purchases on Margin

The Funds will not purchase securities on margin, provided that a Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities and further provided that a Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets

The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Selling Short

The Funds will not make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of its net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time.

Restricted Securities

The Funds will not purchase securities that are restricted at the time of purchase, except that a Fund may purchase private placement securities under Rule 144a and Regulation D.

BBH Select Large Cap ETF Investment Policy

Without providing 60 days’ advance notice to shareholders, the Fund will not change its policy to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large capitalization publicly traded equity securities.

BBH Select Mid Cap ETF Investment Policy

Without providing 60 days’ advance notice to shareholders, the Fund will not change its policy to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in mid capitalization (mid cap) publicly traded equity securities.

MANAGEMENT

Information pertaining to the Trustees and executive officers of the Trust is set forth below. The mailing address for each Trustee is c/o BBH Trust, 140 Broadway, New York, NY 10005.

Name and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee^	Other Public Company or Investment Company Directorships held by Trustee During Past 5 Years
Independent Trustees
H. Whitney Wagner Birth Year: 1956	Chairman of the Board and Trustee	Chairman Since 2014; Trustee Since 2007 and 2006-2007 with the Predecessor Trusts	President, Clear Brook Advisors, a registered investment adviser.	7	None.
Mark M. Collins Birth Year: 1956	Trustee	Since 2011	Partner of Brown Investment Advisory Incorporated, a registered investment adviser.	7	None.
John M. Tesoro Birth Year: 1952	Trustee	Since 2014	Retired.	7	Independent Trustee, Bridge Builder Trust (12 Funds); Independent Trustee, Edward Jones Money Market Fund; Director, Teton Advisors, Inc. (a registered investment adviser) (2014-2021).
Joan A. Binstock Birth Year: 1954	Trustee	Since 2019	Lovell Minnick Partners, Advisers Counsel (2018-Present).	7	Independent Director, SIMCORP A/S, as a public company in Denmark (2018-2023), Independent Director, Morgan Stanley Direct Lending Funds; Independent Director, KKR Real Estate Select Trust, Independent Director and Audit Chairman, 2023 ETF Series Trust(s).
Karen A. Kochevar Birth Year: 1962	Trustee	Since 2023	Retired.	7	Class III Director Cava Group Inc.

Name and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee^	Other Public Company or Investment Company Directorships held by Trustee During Past 5 Years
Interested Trustees
John A. Gehret+ Birth Year: 1959	Trustee	Since 2011	Limited Partner of BBH&Co. (2012-present).	7	None.
Jean-Pierre Paquin+ Birth Year: 1973	Trustee	Since 2024	Limited Partner of BBH&Co. (2024-present); Partner BBH&Co. (2015-2023)	7	None.

+	Messrs. Gehret and Paquin are “interested persons” of the Trust as defined in the 1940 Act because of their positions as Limited Partner of BBH&Co.
^	The Fund Complex consists of the Trust, which has seven series, and each is counted as one “Portfolio” for purposes of this table.

Name, Address and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Officers
Daniel Greifenkamp 140 Broadway New York, NY 10005 Birth Year: 1969	President and Principal Executive Officer	Since 2023	Principal of BBH&Co. since 2023; joined BBH&Co. in 2011.
Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Year: 1957	Vice President, Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trusts	Managing Director of BBH&Co. since 2023; joined BBH&Co. in 1999.
Paul F. Gallagher 140 Broadway New York, NY 10005 Birth Year: 1959	Chief Compliance Officer (“CCO”)	Since 2015	Managing Director of BBH&Co. since 2023; joined BBH in 2015.
Nicole English 140 Broadway New York, NY 10005 Birth Year: 1985	Anti-Money Laundering Officer (“AMLO”)	Since 2022	Vice President of BBH&Co. since 2019; joined BBH&Co. in 2016.
Brian J. Carroll 50 Post Office Square Boston, MA 02110 Birth Year: 1985	Secretary	Since 2021	Vice President of BBH&Co. since 2023; joined BBH&Co. in 2014.
Crystal Cheung 140 Broadway New York, NY 10005 Birth Year: 1974	Assistant Treasurer	Since 2018	Assistant Vice President of BBH&Co. since 2016; joined BBH&Co. in 2014.

#	All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws). Mr. Wagner previously served on the Board of the Predecessor Trusts.

BOARD OF TRUSTEES

Board Leadership Structure

Currently, five of the seven Trustees of the Board are not “interested persons,” as defined in the 1940 Act (“Independent Trustees”). The Board has appointed Mr. H. Whitney Wagner to serve as Chairman of the Board. There are two primary committees of the Board: the Audit Committee and the Valuation Committee. The Committee chairs each preside at Committee meetings, participate in formulating agendas for those meetings, and coordinate with management to serve as a liaison between the Independent Trustees and management on matters within the scope of the responsibilities of each Committee. The Board has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Funds. The Board made this determination in consideration of, among other things, legal requirements under applicable law, including the 1940 Act, the fact that the Board is comprised of a majority (71%) of Independent Trustees, the number of funds (and classes) overseen by the Board and the total number of Trustees on the Board.

Board Oversight of Risk Management

The Board is responsible for overseeing the management and affairs of the Trust. The Board has considered and approved contracts, as described herein, under which certain parties provide essential management and administrative services to the Trust. Like most funds, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by service providers, such as the Investment Adviser, Sub-advisers, distributor and administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or each Fund. Under the overall supervision of the Board, the Audit Committee and the Valuation Committee (discussed in more detail below), the service providers to the Trust employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Funds to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., each Fund’s Investment Adviser or Sub-adviser, as applicable, is responsible for the day-to-day management of the Funds’ portfolio investments) and, consequently, for managing the risks associated with that activity.

The Board oversees the risk management of the Trust’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the Trust and its service providers, including the Trust’s CCO and the Trust’s independent registered public accounting firm. The Board and, with respect to identified risks that relate to their scope of expertise, the Audit Committee and Valuation Committee, oversee efforts by management and service providers to manage risks to which the Funds may be exposed. The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation and other matters. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Trust’s financial statements, focusing on major areas of risk encountered by the Trust and noting any significant deficiencies or material weaknesses in the Trust’s internal controls.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Investment Adviser and Sub-advisers and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew the Agreement with the Investment Adviser, the SEG Sub-Advisory Agreement, and the Trinity Street Sub-Advisory Agreement, the Board meets with the Investment Adviser and each Sub-adviser to review such services. Among other things, the Board regularly considers the Investment Adviser’s and Sub-advisers’ adherence to the Funds’ investment restrictions and compliance with various fund policies and procedures and with applicable securities regulations. In the case of the Investment Adviser, the Agreement combines advisory and administrative services under one fee. As a result, the Board compares the combined advisory and administration fee earned by BBH&Co. for the Funds against advisory fees for similar funds taking into account administrative fees for these comparable funds, where available. In addition, the Board also considers all fees and other benefits that are received by the Investment Adviser and Sub-advisers and their affiliates from the Funds. The Board also reviews information about the Funds’ performance and investments.

The Board receives regular written reports on the concentration of each Fund’s portfolio, its exposure to illiquid or hard to value securities, and other commonly considered portfolio risk factors.

The Trust’s CCO meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s CCO provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Investment Adviser and Sub-advisers. The Board additionally seeks to monitor legal risk by receiving periodic reports from Fund counsel on developments in the law and regulations that may affect the operation of the Funds or other aspects of the fund industry in general.

The Board acknowledges that unique risks arise when an affiliate acts as a service provider in the way various business units within BBH&Co. act as service providers to the Funds. The Board monitors affiliation risk in the ways described above, including, but not limited to, receiving reports on transactions or trading activity involving the Funds and BBH&Co. (or any affiliates) to ensure BBH&Co. is putting the interests of the Funds ahead of its own. In addition, when evaluating all service contracts between the Funds and BBH&Co., the Board requests and receives information of the service provided by such BBH&Co. business unit, including comparative fee information, to ensure the fees negotiated are consistent with fees that would result from a third-party arm’s-length negotiation.

The Board recognizes that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to the Funds, it may not be made aware of all of the relevant information of a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Funds’ Investment Adviser and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Individual Trustee Qualifications

The Board has concluded that each of the Trustees should initially and continue to serve on the Board because of: (i) each Trustee’s ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management regarding material factors bearing on the management of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders; and (ii) the Trustee’s experience, qualifications, attributes or skills as described below.

The Board has concluded that Mr. Wagner should serve as a Trustee of the Funds because of the experience he has gained as President of a registered investment adviser and as a Trustee or Director of the Funds and the Predecessor Trusts in 2006-2007.

The Board has concluded that Mr. Collins should serve as a Trustee of the Funds because of his 40 years of extensive experience in investment advisory, corporate finance and economic policy planning.

The Board has concluded that Mr. Gehret should serve as a Trustee of the Funds because of the business and financial experience he has gained as a partner of BBH&Co., and as the former President and Principal Executive Officer of the Trust.

The Board has concluded that Mr. Tesoro should serve as a Trustee of the Funds because of the business, financial and accounting experience he gained as a partner and certified public accountant at a registered public accounting firm.

The Board has concluded that Ms. Binstock should serve as a Trustee of the Funds because the experience she has gained as Chief Financial and Operating Officer of a registered investment adviser for 20 years.

The Board has concluded that Ms. Kochevar should serve as a Trustee of the Funds because the experience she has gained as Chief Financial Officer of a high-growth operating company, teamed with experience as a financial services executive, provided her with the requisite experience to serve as an Independent Trustee.

The Board has concluded that Mr. Paquin should serve as a Trustee of the Funds because of the business and financial experience he has gained as a partner of BBH&Co., and as the former President and Principal Executive Officer of the Trust.

Trustee Committees

The Trustees (except Mr. Paquin and Mr. Gehret) serve on the Trust’s Audit Committee that selects the independent registered public accounting firm for the Funds and reviews the Funds’ financial reporting processes, compliance policies, procedures and the Trust’s overall system of internal controls. The Audit Committee met four times during the fiscal year ended October 31, 2024.

The Trustees (except Mr. Paquin and Mr. Gehret) serve on the Trust’s Valuation Committee, which meets on an as-needed basis (and in any event not less frequently than monthly) to review the Investment Adviser’s determination of “fair value” of any security for which market quotations are not readily available. The Valuation Committee met 16 times during the fiscal year ended October 31, 2024.

Trustee Equity Ownership as of December 31, 2024

Name of Trustee	Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in BBH Trust
H. Whitney Wagner	BBH Select Series – Large Cap Fund	Over $100,000	Over $100,000
	BBH Select Series – Mid Cap Fund	None
	BBH Select Large Cap ETF	None
	BBH Select Mid Cap ETF	None
Mark M. Collins	BBH Select Series – Large Cap Fund	None	None
	BBH Select Series – Mid Cap Fund	None
	BBH Select Large Cap ETF	None
	BBH Select Mid Cap ETF	None
John M. Tesoro	BBH Select Series – Large Cap Fund	None	Over $100,000
	BBH Select Series – Mid Cap Fund	None
	BBH Select Large Cap ETF	None
	BBH Select Mid Cap ETF	None
Joan A. Binstock	BBH Select Series – Large Cap Fund	None	Over $100,000
	BBH Select Series – Mid Cap Fund	None
	BBH Select Large Cap ETF	None
	BBH Select Mid Cap ETF	None
Karen A. Kochevar	BBH Select Series – Large Cap Fund	None	Over $100,000
	BBH Select Series – Mid Cap Fund	None
	BBH Select Large Cap ETF	None
	BBH Select Mid Cap ETF	None
Jean-Pierre Paquin	BBH Select Series – Large Cap Fund	Over $100,000	Over $100,000
	BBH Select Series – Mid Cap Fund	Over $100,000
	BBH Select Large Cap ETF	None
	BBH Select Mid Cap ETF	None
John A. Gehret	BBH Select Series – Large Cap Fund	Over $100,000	Over $100,000
	BBH Select Series – Mid Cap Fund	Over $100,000
	BBH Select Large Cap ETF	None
	BBH Select Mid Cap ETF	None

Trustee Compensation

As of January 1, 2024, each Independent Trustee receives a base fee of $150,000 and such base fee is allocated among all series of the Trust. Prior to January 1, 2024, each Independent Trustee received a base fee of $120,000 and such base fee was allocated among all series of the Trust. This allocation is based on 75% of the fee being paid equally by the Funds and the remaining 25% being paid according to each Fund’s assets under management. As of January 1, 2024, the Chairman of the Board (Mr. Wagner), the Chair of the Audit Committee (Mr. Tesoro) and the Chair of the Valuation Committee (Mr. Collins) receive an additional fee of $25,000, $10,000 and $10,000 per year, respectively. Prior to January 1, 2024, the Chairman of the Board, the Chair of the Audit Committee and the Chair of the Valuation Committee received an additional fee of $12,500, $10,000 and $5,000 per year, respectively.

For the fiscal year ended October 31, 2024, Independent Trustees were compensated as follows:

Name of Independent Trustee	Aggregate Compensation from each Fund+	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund Complex paid to Trustee+
H. Whitney Wagner	$21,328	None	None	$164,375
Andrew S. Frazier*	$3,750	None	None	$30,000
Mark M. Collins	$19,621	None	None	$151,250
John M. Tesoro	$19,777	None	None	$152,500
Joan A. Binstock	$18,482	None	None	$142,500
Karen A. Kochevar	$18,482	None	None	$142,500

+	The Fund Complex consists of the Trust, which currently consists of seven series.
*	Retired as an Independent Trustee as of December 31, 2023.

CODES OF ETHICS

The Trust, the Investment Adviser, the Sub-advisers and the distributor (each as described below) have each adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. The Investment Adviser’s and Sub-advisers’ codes of ethics are also maintained pursuant to the Advisers Act. Each code of ethics permits affected personnel to invest in securities, including securities that may be purchased or held by the Funds. However, the codes of ethics contain provisions reasonably designed to identify and address potential conflicts of interest between personal investment activities and the interests of the Funds. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions. The codes of ethics of the Trust, the Investment Adviser, the Sub-advisers and the distributor are on file with the SEC.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Proxy Voting Policy and Procedures

The Trust’s Board has delegated the responsibility to vote proxies on the securities held in the Funds’ portfolio to the Investment Adviser. In order to mitigate any potential conflict of interest, the SID (through BBH&Co.) has retained an independent third-party proxy agent (“Proxy Agent”) to recommend how to vote the Funds’ proxies. The Board has also approved the SID’s policies and procedures for voting the proxies, which are summarized below.

The SID has adopted proxy voting policies and procedures concerning the voting of proxies of its Funds clients (the “Proxy Policy and Procedures”). Pursuant to the Proxy Policy and Procedures, the Investment Adviser reviews and analyzes the recommendations of the Proxy Agent and from time to time may depart from such recommendations based on its own analysis and discretion. The Proxy Policy and Procedures are reviewed periodically, and, accordingly, are subject to change.

The Proxy Agent maintains proxy guidelines, reviewed at least annually by the Investment Adviser, that present its typical voting posture for routine and non-routine issues. Generally, the Proxy Agent recommends voting in favor of proposals that maintain or strengthen the shared interests of shareholders and management; increase shareholder value; maintain or increase shareholder influence over the issuer’s board of directors and management; and maintain or increase the rights of shareholders. Whether the Proxy Agent or the Investment Adviser supports or opposes a proposal will depend on the specific circumstances described in the proxy statement and other available information.

For more information on the Proxy Policy and Procedures, described herein, investors in the Funds may request a copy of the Proxy Voting Policy and Procedures by calling a toll-free number for Shareholder Inquiries: 1-800-575-1265.

Proxy Voting Report

A report on “Form N-PX” of how the Funds voted any proxies during the most recent 12-month period ended June 30 is available upon request and without charge by calling a toll-free number 1-800-575-1265 or by visiting the Funds’ website at http://www.bbhfunds.com.

PORTFOLIO HOLDINGS INFORMATION

The Board has approved a policy related to the dissemination of Fund information. This policy is designed to provide a framework for disclosing information regarding portfolio holdings and other Fund information (“Fund Information”) consistent with applicable federal securities laws and general principles of fiduciary duty relating to Fund shareholders. Additional information concerning the Funds’ portfolio holdings is available on the Funds’ website at www.bbhfunds.com. The Board receives periodic reports from the Investment Adviser, about arrangements involving the disclosure of portfolio securities.

The Funds are required to disclose their complete portfolio holdings using Form N-PORT, for the third month of each fiscal quarter within 60 days of the end of each fiscal quarter. The Funds are also required to disclose their portfolio holdings using Form N-CSR, which is filed with the SEC not later than 10 days after the transmission to shareholders of annual and semi-annual shareholder reports which is required within 60 days of the end of the second and fourth quarter of each fiscal year. Portfolio holdings will be disclosed and made available to investors on a monthly basis on the bbhfunds.com website approximately fifteen (15) days after each month end.

You may also access from the Funds’ website portfolio information as of the end of each calendar quarter. Calendar quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

In addition, the Trust’s service providers and vendors which include, without limitation, the Investment Adviser, the Sub-advisers, the distributor, the administrator, the custodian, an independent registered public accountant, legal counsel, fund accountant, proxy voting service provider, trade execution vendor, pricing information vendors, and printer and mailing agent, may all receive early disclosure of portfolio holdings information as frequently as daily in connection with the services they perform for the Funds. It is generally the policy of the Funds that neither the Funds nor their service providers or vendors may selectively disclose the Funds’ portfolio holdings information. This means that Fund Information approved for disclosure shall be disclosed or made available to all persons including individual investors, potential investors, institutional investors, intermediaries that distribute Fund shares, third party service providers and vendors, rating and ranking organizations, survey companies and affiliated persons of the Funds on an equal basis. Service providers and vendors will be subject to a duty of confidentiality with respect to any Fund Information whether imposed by the provisions of its contract with the Trust or by the nature of its relationship with the Trust.

Fund Information shall be disclosed only after it has been determined that such disclosure will not disadvantage shareholders. Disclosure of Fund Information to select investors is permissible only when there is a legitimate business purposes for doing so and the recipients are subject to the restrictions listed below. Such disclosures must be approved by the Funds’ President.

•	The recipient does not distribute the Fund Information to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds before the Fund Information becomes public information; and

•	The recipient signs a written confidentiality agreement.

Portfolio holdings may not be disclosed to any investor, except after: (1) the holdings have been reviewed and approved appropriately, (2) the portfolio holdings have been posted and are readily available on the Funds’ website, and (3) the availability of the portfolio holdings is disclosed in the Funds’ SAI.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Pursuant to the Agreement, subject to the general supervision of the Trustees and in conformance with the stated policies of the Funds, BBH&Co. through members of its SID, provides investment advice, and portfolio management to the Funds. The SID also provides and/or arranges with BBH&Co. for certain administrative services to the Funds. The Investment Adviser manages the Funds’ investment operations according to the Funds’ principal investment strategies.

It is the responsibility of the Investment Adviser to make the day-to-day investment decisions for the Funds, to place the purchase and sale orders for portfolio transactions of the Funds, and to manage, generally, the investments of the Funds.

The Agreement remains in effect as long as it is specifically approved at least annually: (i) by a vote of the holders of a “majority of the Funds’ outstanding voting securities” (as defined in the 1940 Act) or by the Funds’ Trustees; and (ii) by a vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Agreement terminates automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Trustees of the Funds, or by a vote of the holders of a “majority of the Funds’ outstanding voting securities” (as defined in the 1940 Act) on 60 days’ written notice to the Investment Adviser and by the Investment Adviser on 90 days’ written notice to the Funds (see “Additional Information”).

The investment advisory services of the Investment Adviser to the Funds are not exclusive under the terms of the Agreement. The Investment Adviser may render investment advisory services to others, including other registered investment companies.

Pursuant to a license agreement between the Trust and BBH&Co., dated December 11, 2006, the Trust, including each series thereof, may use “Brown Brothers Harriman” or “BBH” in its name. The license agreement may be terminated by BBH&Co. at any time upon written notice to the Trust, upon the expiration or earlier termination of any agreement between the Trust or any investment company in which a series of the Trust invests all of its assets, and BBH&Co. Termination of the license agreement would require the Trust to change its name and the name of the Funds to eliminate all references to Brown Brothers Harriman.

The SID has been retained by the Trust to serve as Fund Administrator (the “Administrator”) to the Trust under the terms of the Agreement. In its capacity as Administrator of the Trust, BBH&Co. administers all aspects of the Trust’s operations subject to the supervision of the Board, except as set forth above under “Investment Advisory and Administrative Services” and below under “Distributor.” In connection with its responsibilities as Administrator and at its own expense, BBH&Co.: (i) provides the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary in order to provide effective administration of the Trust; (ii) oversees the performance of administrative and professional services to the Trust by others, including the transfer and dividend disbursing agent; (iii) provides adequate office space and communications and other facilities; and (iv) prepares and/or arranges for the preparation, but does not pay for, the periodic updating of the registration statements and the Funds’ prospectuses, the printing of such documents for the purpose of filings with the SEC, and the preparation of tax returns for the Funds and reports to shareholders and the SEC.

Each Fund pays a fee to the Investment Adviser pursuant to the Agreement, which is calculated daily and paid monthly at an annual rate as detailed in the following table.

Fund	Advisory and Administrative Fee Rate (as percentage of average daily net assets)
BBH Select Large Cap ETF	[ ]
BBH Select Mid Cap ETF	[ ]

Portfolio Managers

Large Cap Fund. The following information about the Fund’s portfolio manager, Mr. Hill is provided as of the end of the Fund’s most recently completed fiscal year.

Scott Hill:

Other Accounts Managed by Scott Hill	Total Number of Other Accounts Managed/ Total Assets (in millions)
Registered Investment Companies	[ ]
Other Pooled Investment Vehicles	[ ]/$[ ]
Other Accounts	[ ]/$[ ]

Dollar value range of shares owned in the Predecessor Fund by Mr. Hill: Over $1,000,000.

No account managed by Mr. Hill has an incentive profit allocation or advisory fee based on the performance of the account.

Mid Cap Fund. The following information about the Fund’s portfolio manager, Mr. Harris is provided as of the end of the Fund’s most recently completed fiscal year.

Timothy Harris:

Other Accounts Managed by Timothy Harris	Total Number of Other Accounts Managed/ Total Assets (in millions)
Registered Investment Companies	[ ]
Other Pooled Investment Vehicles	[ ]/$[ ]
Other Accounts	[ ]/$[ ]

Accounts managed by Mr. Harris for which the advisory fee is totally or partially based on performance, and the number of such accounts and the assets of such accounts for which the advisory fee is totally or partially based on performance of the Fund’s most recently completed fiscal year, can be found in the table below:

Other Accounts Co-Managed by Timothy Harris For Which the Advisory Fee is Totally or Partially Based Upon Performance	Total Number of Other Accounts Managed/ Total Assets (in millions)
Registered Investment Companies	[ ]
Other Pooled Investment Vehicles	[ ]/$[ ]
Other Accounts	[ ]/$[ ]

Dollar value range of shares owned in the Predecessor Fund by Mr. Harris: $500,001-$1,000,000.

Compensation Structure. Mr. Hill is a Principal of BBH&Co. Mr. Hill is paid a salary and variable incentives based on experience, the investment performance of his Fund and other portfolios he manages or co-manages, and the overall profitability of BBH&Co. His salary is determined within a market competitive salary range, based on individual experience and performance, and is consistent with the salaries paid to other Principals of BBH&Co. The variable incentives are composed of three separate elements. The first element is a cash bonus paid at the end of each calendar year based on multiple performance criteria (the “Principals Performance Bonus”). A portion of the Performance Bonus is a deferred award. The second element is a cash bonus paid at the end of each calendar year based on the profitability of BBH&Co. (the “Principal’s profit share”). The third and typically the smallest element is participation in a profit-sharing plan that allows all employees to share in the success of BBH&Co. in meeting its profit objectives. This participation is a uniform portion of each employee’s salary plus eligible bonus payments and is paid to each employee’s 401K account. The main criteria for establishing the Principals Performance Bonuses are the investment performance of their respective Funds and certain other funds and separate accounts managed by the Principals, their leadership, collaboration, and communication skills. The Principals’ profit share is consistent with the percentage received by other Principals of BBH&Co.

Mr. Harris is a Managing Directors of BBH&Co. Mr. Harris is paid a fixed base salary and variable incentives based on his performance, the investment performance of the Fund, and overall profitability of BBH & Co. His base salary is determined within a market-competitive salary range, based on his experience and performance, and is consistent with the salaries paid to other Managing Directors of BBH&Co. The variable incentives are composed of two separate elements. The first element is a cash bonus paid at the end of each calendar year based on multiple performance criteria using a Balanced Scorecard methodology. The second and typically smaller element is participation in a profit-sharing plan that allows all employees to share in the success of BBH&Co. in meeting its profit objectives. This participation is a uniform portion of each employee’s base salary and is paid to each employee’s 401K account that vests over time. The main criteria for establishing the Managing Directors’ Performance Bonus are the investment performance of the Fund and their leadership, collaboration, and communication skills.

Description of Potential Material Conflicts of Interest — Investment Adviser

BBH&Co., including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH&Co., including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH&Co. for which they will pay to BBH&Co. customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-advisers have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and each Sub-adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a CCO and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-advisers and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH&Co., the Investment Adviser and Sub-advisers can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-advisers and the Funds has adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH&Co., the Investment Adviser, and the Sub-advisers manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH&Co., the Investment Adviser, and the Sub-advisers face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-advisers could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-advisers, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-advisers may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH&Co. and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH&Co. provides administrative, custody, transfer agency, shareholder servicing and fund accounting services to the Funds. BBH&Co. may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH&Co. may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH&Co. acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH&Co. values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Funds’ net assets, BBH&Co. and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-advisers. The Sub-advisers, however, are not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser. Subject to applicable law and regulation, BBH&Co., the Investment Adviser may (but is not required to) effect purchases and sales between BBH&Co., the Investment Adviser clients (“cross trades”), including the Funds, if BBH&Co., the Investment Adviser or a Fund’s Sub-adviser believes such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Funds. BBH&Co., the Investment Adviser and/or a Fund’s Sub-adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that a Sub-adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH&Co. may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that a Sub-adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH&Co. may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH&Co. on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary investment advisory clients, BBH&Co. may limit its selection to funds managed by BBH&Co. or the Investment Adviser. BBH&Co. may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH&Co., the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH&Co. reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH&Co. on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH&Co. to be unreliable, the Funds’ investments will be valued at fair value by BBH&Co. pursuant to procedures adopted by the Funds’ Board. When determining an asset’s “fair value,” BBH&Co. seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH&Co. deems relevant at the time of the determination and may be based on analytical values determined by BBH&Co. using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH&Co. (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH&Co. may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH&Co. to the third party. BBH&Co. may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH&Co. may benefit from increased amounts of assets under management.

Personal Trading. BBH&Co., including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH&Co. Partners and employees. The policy and procedures are intended to prevent BBH&Co. Partners and employees from trading in the same securities as the Funds. However, BBH&Co., including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH&Co. Partners and employees. The policies and procedures are intended to prevent BBH&Co. Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH&Co., including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH&Co., including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH&Co. Partners and employees. BBH&Co., including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH&Co. Partners and employees.

DISTRIBUTOR

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor and principal underwriter for the Funds. The Distributor or its agent distributes Creation Units for the Funds on an agency basis. Pursuant to a written agreement with the Trust, the Distributor, as agent, reviews and approves orders by authorized participants to create and redeem Fund shares in Creation Units. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor has no role in determining the investment policies of the Funds or the securities that are purchased or sold by the Funds. The Distributor is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Association (“FINRA”). The Distributor’s principal address is 1290 Broadway, Suite 1000, Denver, CO, 80203

FINANCIAL INTERMEDIARIES

From time to time, the Funds or the Distributor or enters into contracts with banks, brokers and other financial intermediaries pursuant to which the financial intermediary, which holds shares of a Fund in its name on behalf of its customers, may provide the following shareholder services: necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customer’s shares in its name or its nominee name on the shareholder records of the Funds; assistance in processing purchase and sale transactions; arranging for the wiring of funds;providing periodic statements showing a customer’s account balance and, to the extent practicable, integrating such information with information concerning other customer transactions otherwise effected with or through it; furnishing, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and sales in a customer’s account; transmitting proxy statements, annual reports, updated prospectuses and other communications from a Fund to its customers; and receiving, tabulating and transmitting to the Funds proxies executed by its customers with respect to meetings of shareholders of a Fund.

For these services, the financial intermediary receives such fees from the parties as may be agreed upon from time to time between the parties.

CUSTODIAN AND FUND ACCOUNTING AGENT

BBH&Co., 140 Broadway, New York, New York 10005, is the custodian and accounting agent (the “Custodian”) for the Funds. As Custodian, it is responsible for maintaining books and records of the Funds’ portfolio transactions and holding the Funds’ portfolio securities and cash pursuant to a custodian agreement with the Trust. Cash is held for the Funds at the Custodian. The Custodian maintains the accounting records for the Funds and each day computes the NAV of the Funds.

TRANSFER AND DIVIDEND DISBURSING AGENT

Brown Brothers Harriman & Co., 140 Broadway, New York, NY 10005 is the transfer and dividend disbursing agent for the Funds and is responsible for maintaining the books and records detailing ownership of the Funds’ shares.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue, Washington, DC 20004, serves as legal counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP serves as the independent registered public accounting firm for the Funds. Deloitte & Touche LLP’s principal address is 115 Federal Street, Boston, MA 02110.

NET ASSET VALUE

The NAV of each share of the Funds is normally determined at the close of regular trading on the New York Stock Exchange (“NYSE”) (typically 4:00 P.M. Eastern Time) on each day that the NYSE is open for trading. As of the date of this SAI, the NYSE is open every weekday except for the following holidays: Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Celebration of Juneteenth, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, New Year’s Day, and on the preceding Friday or subsequent Monday when one of those holidays fall on Saturday or Sunday. As of the date of this SAI, the NYSE will close early on November 28, 2025. The determination of NAV is made by subtracting from the value of the Funds’ total assets the amount of its liabilities, and dividing the difference by the number of shares of the Funds outstanding at the time the determination is made. NAV is determined separately for each class of shares by dividing the value of the Funds’ total assets attributable to the shares of the class (less all liabilities attributable to the class) by the total number of shares of the class outstanding.

The value of the Funds’ net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is normally determined at the same time and on the same days as the Funds’ NAV is determined. Unless determined not to represent fair value by the Trustees, Fund investments are valued in the manner described below.

The value of investments listed on a securities exchange is based on the last sale prices as of the close of regular trading of the NYSE (which is currently 4:00 P.M., Eastern Time) or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on the NYSE. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Board. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices.

Securities or other assets for which market quotations are not readily available, or for which market quotations are available but deemed unreliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired for the Funds was more than 60 days.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the NYSE and may also take place on days the NYSE is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’

NAV is calculated, such securities would be valued at fair value in accordance with procedures established by and under the general supervision of the Trust’s Board. A domestic exchange-traded security may also be fair valued if events materially affecting the price of the security occur between the time the exchange on which the security or other asset is traded closes and the time the Funds value their assets.

CONTINUOUS OFFERING

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells such shares directly to customers or if it chooses to couple the creation of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all of the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are affecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Listing Exchange generally is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.

PURCHASE AND REDEMPTION OF CREATION UNITS

General. The Trust issues and sells shares of the Funds only in Creation Units on a continuous basis through the Distributor or its agent, without a sales load, at a price based on the Funds’ NAV next determined after receipt, on any Business Day (as defined below), of an order received by the Distributor or its agent in proper form. On days when the Listing Exchange close earlier than normal, the Funds may require orders to be placed earlier in the day. In its discretion, the Trust reserves the right to set and increase or decrease the number of a Fund’s shares that constitutes a Creation Unit. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of the Funds, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

A “Business Day” with respect to the Funds is any day the Funds are open for business. The Funds are open for business any day on which the Listing Exchange on which the Funds are listed for trading is open for business. As of the date of this SAI, the Listing Exchange observes the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Units of the Funds generally consists of Deposit Securities and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit.” The Fund Deposit represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, to purchases of Creation Units of shares of a given Fund until such time as the next-announced Fund Deposit is made available.

The “Cash Component” is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities, and serves to compensate for any differences between the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing the Creation Unit.

The identity and number or par value of the Deposit Securities change pursuant to changes in the composition of the Funds’ portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by the Manager with a view to the investment objective of the Funds.

The Trust may require the substitution of an amount of cash (i.e., a “cash-in-lieu” amount) to replace any Deposit Security of the Funds that is a TBA transaction or an interest in a mortgage pass-through security. The amount of cash contributed will be equivalent to the price of the TBA transaction or mortgage pass-through security interest listed as a Deposit Security. A transaction fee may be charged on the cash amount contributed in lieu of the TBA transaction or mortgage pass-through security.

The Fund Deposit may also be modified to minimize the Cash Component by redistributing the cash to the Deposit Securities portion of the Fund Deposit through “systematic rounding.” The rounding methodology “rounds up” position sizes of securities in the Deposit Securities (which in turn reduces the cash portion). However, the methodology limits the maximum allowed percentage change in weight and share quantity of any given security in the Fund Deposit. The Trust may, in its sole discretion, substitute a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security in certain circumstances, including: (i) when instruments are not available in sufficient quantity for delivery; (ii) when instruments are not eligible for transfer through the Depositary Trust Company (“DTC”) or the clearing process (discussed below); (iii) when instruments that the Authorized Participant (or an investor on whose behalf the Authorized Participant is acting) are not able to be traded due to a trading restriction; (iv) when delivery of the Deposit Security by the Authorized Participant (or by an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws; (v) in connection with distribution payments to be made by the Funds; or (vi) in certain other situations.

Cash Purchase Method. Although the Trust does not generally permit partial or full cash purchases of Creation Units, when partial or full cash purchases of Creation Units are available or specified for the Funds, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a partial or full cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser.

Procedures for Purchase of Creation Units. To be eligible to place orders with the Distributor and to purchase a Creation Unit of a Fund, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC, or (ii) a DTC Participant, and must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Units (“Authorized Participant Agreement”) (discussed below). A member or participant of a clearing agency registered with the SEC that has a written agreement with a Fund or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units is referred to as an “Authorized Participant.”

Role of the Authorized Participant. Creation Units may be purchased only by or through a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Funds or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units. Such Authorized Participant will agree, pursuant to the terms of such Authorized Participant Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of shares an amount of cash sufficient to pay the Cash Component, once the NAV of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fees described below. An Authorized Participant, acting on behalf of an investor, may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement and that orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Distributor has adopted guidelines regarding Authorized Participants’ transactions in Creation Units that are made available to all Authorized Participants. These guidelines set forth the processes and standards for Authorized Participants to transact with the Distributor and its agents in connection with creation and redemption transactions. In addition, the Distributor may be appointed as the proxy of the Authorized Participant and may be granted a power of attorney under its Authorized Participant Agreement.

Placement of Creation Unit Orders. Fund Deposits must be delivered through the Federal Reserve System (for cash and U.S. government securities), through DTC (for corporate and municipal securities) or through a central depository account, such as with Euroclear or DTC, maintained by the Custodian or a sub-custodian. Any portion of a Fund Deposit that may not be delivered through the Federal Reserve System or DTC must be delivered through a central depository account. The Fund Deposit transfers made through DTC must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund generally before 3:00 p.m., Eastern time on the Settlement Date. Fund Deposit transfers made through the Federal Reserve System must be deposited by the participant institution in a timely fashion so as to ensure the delivery of the requisite number or amount of Deposit Securities or cash through the Federal Reserve System to the account of the Funds generally before 3:00 p.m., Eastern time on the Settlement Date. Fund Deposit transfers made through a dentral depository account must be completed pursuant to the requirements established by the Custodian or a sub-custodian for such central depository account generally before 2:00 p.m., Eastern time on the Settlement Date. The “Settlement Date” for all funds is generally the second business day after the transmittal date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Transfer Agent through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Transfer Agent generally before 3:00 p.m., Eastern time on the Settlement Date. If the Cash Component and the Deposit Securities are not received by 3:00 p.m., Eastern time on the Settlement Date, the creation order may be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Funds. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor, provided that the relevant Fund Deposit has been received by the Funds prior to such time.

To the extent contemplated by an Authorized Participant Agreement with the Distributor, the Funds will issue Creation Units to such Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral. The Trust may use such collateral at any time to buy Deposit Securities for the Funds. Such collateral must be delivered no later than the time specified by the Funds or its Custodian on the contractual settlement date. Information concerning the Funds’ current procedures for collateralization of missing Deposit Securities is available from the Distributor or its agent. The Authorized Participant Agreement will permit the Funds to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Funds of purchasing such securities and the collateral including, without limitation, liability for related brokerage, borrowings and other charges.

In certain cases, Authorized Participants may purchase and redeem Creation Units on the same trade date and in these instances, the Funds reserve the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Funds and the Funds’ determination shall be final and binding.

Costs Associated with Creation Transactions. A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same, regardless of the number of Creation Units purchased by the Authorized Participant on the applicable Business Day. The Funds may adjust the transaction fee from time to time, and a Fund may waive all or a portion of its applicable transactions fee. An additional charge or a variable charge will be applied to certain creation transactions, including non-standard orders and whole or partial cash purchases. Specifically, a Fund may charge an additional variable fee for creations in cash to offset brokerage and other impact expenses associated with the cash transaction. Authorized Participants will also bear the costs of transferring the Deposit Securities to the Funds. Certain fees/costs associated with creation transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services.

Redemption of Creation Units. Shares of the Funds may be redeemed by Authorized Participants only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor or its agent and only on a Business Day. The Funds will not redeem shares in amounts less than Creation Units. There can be no assurance, however, that there will be sufficient liquidity in the secondary market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a Creation Unit that could be redeemed by an Authorized Participant. Beneficial owners also may sell shares in the secondary market.

The Funds generally redeem Creation Units for Fund Securities (as defined below). The designated portfolio of securities (including any portion of such securities for which cash may be substituted) that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”), and an amount of cash (the “Cash Amount,” as described below) (each subject to possible amendment or correction) are applicable, in order to effect redemptions of Creation Units of the Funds until such time as the next announced composition of the Fund Securities and Cash Amount is made available. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. Procedures and requirements governing redemption transactions are and may change from time to time.

Unless cash redemptions are available or specified for the Funds, the redemption proceeds for a Creation Unit generally consist of Fund Securities, plus the Cash Amount, which is an amount equal to the difference between the NAV of the shares being redeemed, as next determined after the receipt of a redemption request in proper form, and the value of Fund Securities, less a redemption transaction fee (as described below).

The Trust may, in its sole discretion, substitute a “cash in lieu” amount to replace any Fund Security in certain circumstances, including: (i) when the delivery of a Fund Security to the Authorized Participant (or to an investor on whose behalf the Authorized Participant is closing time on any Business Day on which the redemption request is submitted; (ii) a request in form satisfactory to the Funds is received by the Distributor or its agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above; and (iii) all other procedures set forth in the Authorized Participant Agreement are properly followed.

Upon receiving a redemption request, the Distributor or its agent shall notify the Funds and the Custodian/Transfer Agent of such redemption request. The tender of an investor’s shares for redemption and the distribution of the securities and/or cash included in the redemption payment made in respect of Creation Units redeemed will be made through DTC and the relevant Authorized Participant to the Beneficial Owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.

A redeeming Authorized Participant, whether on its own account or acting on behalf of a Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such portfolio securities will be delivered.

Deliveries of redemption proceeds by the Funds are generally made within one Business Day (i.e., “T+1”). The Funds reserve the right to settle redemption transactions on a basis other than T+1, if necessary or appropriate under the circumstances and compliant with applicable law. If the Funds include a foreign investment in its basket, and if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants prevents timely delivery of the foreign investment in response to a redemption request, the Funds may delay delivery of the foreign investment more than seven days if the Funds deliver the foreign investment as soon as practicable, but in no event later than 15 days. Delayed settlement may occur due to a number of different reasons, including, without limitation, settlement cycles for the underlying securities, unscheduled market closings, an effort to link distribution to dividend record dates and ex-dates and newly announced holidays. For example, the redemption settlement process may be extended beyond T+1 because of the occurrence of a holiday in a non-U.S. market that is not a holiday observed in the U.S. equity market.

To the extent contemplated by an Authorized Participant’s agreement with the Distributor or its agent, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to the Funds, at or prior to the time specified by the Funds or its Custodian on the Business Day after the date of submission of such redemption request, the Distributor or its agent will accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral. Such collateral must be delivered no later than the time specified by the Funds or its Custodian on the Business Day after the date of submission of such redemption request and shall be held by the Custodian and marked-to-market daily. The fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the collateral shall be payable by the Authorized Participant. The Authorized Participant Agreement permits the Funds to acquire shares of the Funds at any time and subjects the Authorized Participant to liability for any shortfall between the aggregate of the cost to the Funds of purchasing such shares, plus the value of the Cash Amount, and the value of the collateral together with liability for related brokerage and other charges.

Because the portfolio securities of the Funds may trade on exchange(s) on days that the Listing Exchange is closed or are otherwise not Business Days for the Funds, shareholders may not be able to redeem their shares of the Funds, or purchase or sell shares of the Funds on the Listing Exchange on days when the NAV of the Funds could be significantly affected by events in the relevant non-U.S. markets.

The right of redemption may be suspended or the date of payment postponed with respect to the Funds: (i) for any period during which the Listing Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Listing Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Funds’ portfolio securities or determination of its NAV is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC.

Custom Baskets. Creation and redemption baskets may differ and the Funds will accept “custom baskets.” A custom basket may include any of the following: (i) a basket that is composed of a non-representative selection of the Funds’ portfolio holdings; (ii) a representative basket that is different from the initial basket used in transactions on the same business day; or (iii) a basket that contains bespoke cash substitutions for a single Authorized Participant. The Funds have adopted policies and procedures that govern the construction and acceptance of baskets, consistent with Rule 6c-11 under the 1940 Act. Such policies and procedures provide the parameters for the construction and acceptance of custom baskets that are in the best interests of the Funds and their shareholders, establish processes for revisions to, or deviations from, such parameters, and specify the titles and roles of the employees of the Manager who are required to review each custom basket for compliance with those parameters. In addition, when constructing custom baskets for redemptions, the tax efficiency of the Funds may be taken into account. The policies and procedures distinguish among different types of custom baskets that may be used for the Funds and impose different requirements for different types of custom baskets in order to seek to mitigate against potential risks of conflicts and/or overreaching by an Authorized Participant.

TAXES

The following is a summary of certain federal income tax considerations generally affecting the Funds and its shareholders. No attempt is made to present a comprehensive explanation of the federal, state, local or non-U.S. tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning. You are urged to consult your own tax adviser.

This discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the matters addressed herein.

Taxation of the Funds. Each Fund has elected to be treated, and intends to qualify for treatment each year, as a RIC under Subchapter M of the Code. As such, each Fund should not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. In order to qualify for treatment as a RIC, each Fund must distribute annually to its shareholders at least the sum of 90% of its taxable net investment income (including the excess of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income (“Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of each Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly traded partnerships (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditionally permitted mutual fund income); (ii) at the end of each quarter of a Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of a Fund’s total assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the end of each quarter of each Fund’s taxable year, not more than 25% of the value of its total assets is invested, including through corporations in which the Funds own a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers that a Fund controls and that are determined to be engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the federal income tax rules for RICs described herein. Losses in one fund treated as a RIC do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the fund level rather than at the Trust level.

If a Fund fails to satisfy the qualifying income or diversification requirements described above in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where a Fund correct the failure within a specified period. If a Fund fails to qualify for treatment as a RIC for any year, and the relief provisions are not available, all of its income will be subject to federal income tax at the regular corporate rate without any deduction for distributions to shareholders. In such case, such Fund’s shareholders would be taxed as if they received ordinary dividends to the extent of a Fund’s current and accumulated earnings and profits, although corporate shareholders could be eligible for the dividends received deduction and non-corporate shareholders may be able to benefit from the lower tax rates applicable to qualified dividend income. Moreover, if a Fund were to fail to qualify as a RIC in any taxable year, the Fund would be required to pay out its earnings and profits for that year (as calculated for federal income tax purposes) in order to qualify for treatment as a RIC in a subsequent year. Under certain circumstances, a Fund may be able to cure a failure to qualify as a RIC, but in order to do so the Fund may incur significant fund-level taxes and may be forced to dispose of certain assets. If a Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of each Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders.

A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year and certain other late-year losses.

For U.S. federal income tax purposes, unused capital loss carryforwards are available to be applied against future capital gains, if any, realized by a Fund. If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year, the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Capital loss carryforwards can carry forward indefinitely to offset capital gains, if any, in years following the year of the loss.

A Fund will be subject to a nondeductible 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least the sum of 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the twelve months generally ended October 31 of such year, plus certain other amounts. The Funds intend to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax but can make no assurances that such tax will be completely eliminated. For example, a Fund may receive delayed or corrected tax reporting statements from its investments that cause such Fund to accrue additional income and gains after such Fund has already made its excise tax distributions for the year. In such a situation, a Fund may incur an excise tax liability resulting from such delayed receipt of such tax information statements. In addition, the Funds may in certain circumstances be required to liquidate investments in order to make sufficient distributions to avoid federal excise tax liability at a time when an investment manager might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Funds to satisfy the requirement for qualification as a RIC.

Taxation of Shareholders — Distributions. Each Fund receives income generally in the form of dividends and interest on its investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of each Fund, constitutes the Fund’s net investment income. Except as described below under “Additional Considerations for the Intermediate Municipal Bond Fund,” distributions by a Fund from such income will generally be taxable to you as ordinary income or at the lower rates that apply to individuals receiving qualified dividend income. Dividends are taxable whether you receive them in cash or in additional shares.

Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid) and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryforwards). To the extent that a Fund receives qualified dividend income, a portion of the dividends paid by the Fund may be treated as qualified dividend income, which for non-corporate shareholders is subject to tax at reduced tax rates. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or foreign corporations if the stock with respect to which the dividend was paid is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become “ex-dividend” (which is the day on which declared distributions are deducted from a Fund’s assets before it calculates the net asset value) with respect to such dividend (or the Funds fail to satisfy this holding period requirement with respect to the underlying dividend-paying stock), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d) (4)(B) of the Code. Distributions received by a Fund from another RIC (including an exchange-traded fund that is taxable as a RIC) will be treated as qualified dividend income only to the extent so reported by such other RIC. If 95% or more of a Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Funds may report all distributions of such income as qualified dividend income. As noted above, if you lend your shares in a Fund, such as pursuant to securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income. The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions shortly after the close of each calendar year.

Certain Funds’ investment strategies may limit their ability to make distributions eligible for the reduced tax rates applicable to qualified dividend income.

In the case of corporate shareholders, Fund distributions (other than capital gain distributions) generally qualify for the dividends received deduction to the extent such distributions are so reported and do not exceed the gross amount of qualifying dividends received by such Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. Certain Funds’ investment strategies will significantly limit their ability to distribute dividends eligible for the dividends-received deduction for corporations.

A RIC that receives business interest income may pass through its net business interest income for purposes of the tax rules applicable to the interest expense limitations under Section 163(j) of the Code. A RIC’s total “Section 163(j) Interest Dividend” for a tax year is limited to the excess of the RIC’s business interest income over the sum of its business interest expense and its other deductions properly allocable to its business interest income. A RIC may, in its discretion, designate all or a portion of ordinary dividends as Section 163(j) Interest Dividends, which would allow the recipient shareholder to treat the designated portion of such dividends as interest income for purposes of determining such shareholder’s interest expense deduction limitation under Section 163(j) of the Code. This can potentially increase the amount of a shareholder’s interest expense deductible under Section 163(j) of the Code. In general, to be eligible to treat a Section 163(j) Interest Dividend as interest income, you must have held your shares in a Fund for more than 180 days during the 361- day period beginning on the date that is 180 days before the date on which the share becomes ex-dividend with respect to such dividend. However, the holding period requirement does not apply to a Fund that declares interest dividends on a daily basis in an amount equal to at least 90 percent of such Fund’s excess section 163(j) interest income and distribute such dividends on a monthly basis. Section 163(j) Interest Dividends, if so designated by a Fund, will be reported to your financial intermediary or otherwise in accordance with the requirements specified by the IRS.

A Fund may derive capital gains and losses in connection with the sale or other disposition of its portfolio securities. Distributions from net short-term capital gains will generally be taxable to shareholders as ordinary income. Distributions from net capital gain (i.e., the excess of a Fund’s net long-term capital gains over its net short-term capital losses) will be taxable to non-corporate shareholders at reduced tax rates, regardless of how long the shareholders have held their shares in the Funds.

If a Fund’s distributions exceed its current and accumulated earnings and profits for the taxable year, all or a portion of the distributions may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s tax basis in Fund shares and result in a higher capital gain or lower capital loss when the shares on which the distribution was received are sold. After a shareholder’s basis in the shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s shares.

A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder.

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. In addition, certain distributions made after the close of a taxable year of a Fund may be “spilled back” and treated for certain purposes as paid by the Funds during such taxable year. For purposes of calculating the amount of a RIC’s undistributed income and gain subject to the 4% excise tax described above, such “spilled back” dividends are treated as paid by the RIC when they are actually paid. Distribution of ordinary income and capital gains may also be subject to foreign, state and local taxes depending on a shareholder’s circumstances.

Taxation of Shareholders — Sale, Exchange or Redemption of Shares. Any gain or loss recognized on a sale, exchange, or redemption of shares of a Fund by a shareholder who holds shares as capital assets will generally be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, any loss recognized on shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions or deemed distributions to the shareholder of net capital gains with respect to the shares. In addition, any loss realized on a sale or other disposition of shares (other than shares of a money market fund) will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

Each Fund (or its administrative agent) must report to the IRS and furnish to the Funds’ shareholders the cost basis information for Fund shares purchased, and sold. In addition to reporting the gross proceeds from the sale of Fund shares the Funds (or their administrative agents) will also be required to report cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. If a shareholder has a different basis for different shares of the Funds held in the same account (e.g., if a shareholder purchased shares in the same account at different times for different prices), the Funds will calculate the basis of the shares sold using its default method unless the shareholder has properly elected to use a different method. Each Fund’s default method for calculating basis will be the average cost basis method, under which the basis per share is reported as the average of the bases of all of the shareholder’s Fund shares in the account. A shareholder may elect, on an account-by-account basis, to use a method other than the average cost basis method by following procedures established by a Fund or its administrative agent. If such an election is made on or prior to the date of the first exchange or redemption of shares in the account and on or prior to the date that is one year after the shareholder receives notice of a Fund’s default method, the new election will generally apply as if the average cost basis method had never been in effect for such account. If such an election is not made on or prior to such dates, the shares in the account at the time of the election will retain their averaged bases. Shareholders should consult their tax advisers concerning the tax consequences of applying the average cost basis method or electing another method of basis calculation.

Net Investment Income Tax. U.S. individuals with income exceeding certain thresholds are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Taxation of Fund Investments. Certain of the Funds’ investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect each Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by the Funds (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Funds to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out) which may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes.

Each Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts subject to section 1256 of the Code (“Section 1256 Contracts”) as of the end of the year as well as those actually realized during the year. Gain or loss from Section 1256 Contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on Section 1256 Contracts to the extent of any unrecognized gains on offsetting positions held by the Funds.

It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% qualifying income requirement. The Funds distribute to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Funds’ fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on a Fund’s other investments and shareholders are advised on the nature of the distributions.

As a result of entering into swap contracts, the Funds may make or receive periodic net payments. The Funds may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Funds have been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain and may affect the amount, timing or character of the income distributed to you by the Funds.

Dividends and interest received with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If a Fund meet certain requirements, which include a requirement that more than 50% of the value of a Fund’s total assets at the close of its respective taxable year consist of stocks or securities of foreign corporations, then the Fund should be eligible to file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to certain foreign income taxes and certain taxes of U.S. possessions paid by the Funds, subject to certain limitations. Pursuant to this election, a Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit the shareholder may be entitled to use against such shareholder’s federal income tax. No deduction for foreign taxes paid by a Fund may be claimed by non-corporate shareholders who do not itemize deductions. Additionally, no deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability. If a Fund make this election, the Fund will report annually to its shareholders the respective amounts per share of the Funds’ income from sources within, and taxes paid to, foreign countries and U.S. possessions. Under certain circumstances, if a Fund receives a refund of foreign taxes paid in respect of a prior year, the value of shares could be reduced or any foreign tax credits or deductions passed through to shareholders in respect of the Fund’s foreign taxes for the current year could be reduced.

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Funds accrue income or incurs liabilities denominated in a foreign currency and the time the Funds actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

If a Fund owns shares in certain foreign entities, referred to as “passive foreign investment companies” or “PFICs,” the Funds will generally be subject to one of the following special tax regimes: (i) the Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Funds as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualified electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Funds; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, whether or not any distributions are made to the Fund, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

Amounts included in income each year by a Fund arising from a QEF election will be “qualifying income” under the Qualifying Income Test (as described above) even if not distributed to the Fund, if the Fund derives such income from its business of investing in stock, securities or currencies.

With respect to investments in STRIPS, Treasury Receipts, and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund intends to distribute all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Investment Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by a Fund to include the market discount in income as it accrues, gain on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

Additional Considerations for the Intermediate Municipal Bond Fund. If at least 50% of the value of the Fund’s total assets at the close of each quarter of its taxable years consists of debt obligations that generate interest exempt from U.S. federal income tax, then the Fund may qualify to pass through to its shareholders the tax-exempt character of its income from such debt obligations by paying tax-exempt interest dividends. The Fund intends to qualify and to provide shareholders with income exempt from U.S. federal income tax in the form of exempt-interest dividends. “Tax exempt-interest dividends” are dividends (other than capital gain dividends) paid by a RIC that are properly reported as such in a written statement furnished to shareholders.

The Fund will report to its shareholders the portion of the distributions for the taxable year that constitutes tax-exempt interest dividends. The reported portion generally cannot exceed the excess of the amount of interest excludable from gross income under the Code received by the Fund during the taxable year over any amounts disallowed with respect to deductions for interest expense incurred to purchase or carry tax-exempt obligations. Similarly, interest on indebtedness incurred to purchase or carry shares of the Fund by shareholders will not be deductible to the extent that the Fund’s distributions are exempt from the U.S. federal income tax. In addition, an investment in the Fund may result in liability for the AMT for certain shareholders. Certain deductions and exemptions have been designated “tax preference items” which must be added back to taxable income for purposes of calculating the AMT for individual shareholders. Tax preference items include tax-exempt interest on certain “private activity bonds.” To the extent the Fund invests in certain private activity bonds, its individual shareholders will be required to report that portion of the Fund’s distributions attributable to income from the bonds as a tax preference item in determining their AMT, if any. Interest paid on a bond issued after December 31, 2017 to advance refund another bond is subject to federal income tax. Shareholders will be notified of the tax status of distributions made by the Fund. Persons who may be “substantial users” (or “related persons” of substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares in the Fund. Furthermore, individual shareholders will not be permitted to deduct any of their share of the Fund’s expenses in computing their AMT.

Shareholders with questions or concerns about the AMT should consult own their own tax advisers.

Ordinarily, the Fund relies on opinions from the issuer’s bond counsel that interest on the issuer’s debt obligation will be exempt from U.S. federal income tax. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the debt obligation to be taxable and could jeopardize the Fund’s ability to pay any tax-exempt interest dividends. Similar challenges may occur as to state specific exemptions.

A shareholder who receives Social Security or railroad retirement benefits should consult the shareholder’s own tax adviser to determine what effect, if any, an investment in the Fund may have on the U.S. federal taxation of such benefits. Tax-exempt interest dividends are included in income for purposes of determining the amount of benefits that are taxable.

Distributions of the Fund’s income other than tax-exempt interest dividends generally will be taxable to shareholders as described above in “Taxation of Shareholders — Distributions”. Gains realized by the Fund on the sale or exchange of investments that generate tax-exempt income will also be taxable to shareholders as described above in “Taxation of Shareholders — Sale, Exchange or Redemption of Shares”.

Foreign Shareholders. Dividends paid by the Funds to shareholders who are nonresident aliens or foreign entities, to the extent derived from investment income and short-term capital gain (other than “short-term capital gain dividends” and “interest-related dividends” described below), will be subject to a 30% U.S withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law or unless such income is effectively connected with a U.S. trade or business carried on through a permanent establishment in the United States. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the U.S. withholding tax and the proper withholding form(s) to be submitted to a Fund. A non-U.S. shareholder who fails to provide an appropriate IRS Form W-8 may be subject to backup withholding at the appropriate rate. Backup withholding will not be applied to payments that have been subject to the 30% (or lower treaty rate) withholding tax described in this paragraph. The 30% withholding tax generally will not apply to distributions of the excess of net long-term capital gains over net short-term capital losses or to redemption proceeds. The 30% withholding tax also will not apply to dividends that a Fund reports as (a) interest-related dividends, to the extent such dividends are derived from the Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from the Fund’s “qualified short-term gain.” “Qualified net interest income” is the Fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of the Funds for the taxable year over its net long-term capital loss, if any. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund reports the payment as an interest-related dividend or short-term capital gain dividend. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), the Funds are required to withhold 30% of certain ordinary dividends it pays to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. person that timely provides the certifications required by the Funds or their agent on a valid IRS Form W-9 or applicable series of IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to a Fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

A non-U.S. entity that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors in the Funds should consult their tax advisors in this regard.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, the Funds generally serves to block UBTI from being realized by their tax-exempt shareholders. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in a Fund where, for example, (i) the Fund invests in real estate investment trusts that hold residual interests in “real estate mortgage investment conduits” or (ii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers.

The Funds’ shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Funds until a shareholder begins receiving payments from their retirement account.

Backup Withholding. The Funds will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) has provided the Funds either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends, (3) has failed to certify to the Funds that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). The backup withholding rate is 24%.

Certain Reporting Regulations. If a shareholder recognizes a loss on disposition of Fund shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to adverse tax consequences, including significant penalties. The fact that a loss is so reportable does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.

State Tax Matters. Distributions by the Funds to their shareholders and the ownership of Fund shares will generally be subject to applicable state and local taxes. In some states, distributions paid from interest earned on direct obligations of the U.S. government may be exempt from personal income tax. Investment in GNMA or FNMA securities, banker’s acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. You should contact your tax adviser concerning the possible qualification of Fund distributions for any exemption in your state.

Shareholders are urged to consult their tax advisers regarding state and local taxes applicable to an investment in shares.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur. Because each shareholder’s tax situation is different, shareholders should consult their tax advisor about the tax implications of an investment in the Funds.

DESCRIPTION OF SHARES

The Trust is an open-end management investment company organized as a Delaware Trust on October 28, 2005. Its offices are located at 140 Broadway, New York, New York 10005; its telephone number is 800-575-1265. The Agreement and Declaration of Trust currently permits the Trust to issue an unlimited number of shares with no par value.

Each share of the Funds represents an equal proportional interest in the Funds with each other share. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of the Funds available for distribution to shareholders.

Shareholders of the Funds are entitled to a full vote for each share held and to a fractional vote for each fractional share held. Separate votes are taken by a single series of the Trust on matters affecting only that series, and by a single class of a particular series on matters affecting only that class. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees if they choose to do so and, in such event, the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required and has no current intention to hold meetings of shareholders annually, but the Trust will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote as may be required by the 1940 Act or as may be permitted by the Agreement and Declaration of Trust or By-laws. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. Shares have no preemptive or conversion rights. The rights of redemption are described in the Prospectus. Shares are fully paid and non-assessable by the Trust. The Trust’s Agreement and Declaration of Trust provides that the Trust may, upon the approval of its Board, require the redemption of all or any part of any outstanding shares without shareholder consent upon the sending of written notice thereof to each affected shareholder. This might occur, for example, if the Funds do not reach or fails to maintain an economically viable size.

Share certificates are not issued by the Trust.

The By-laws of the Trust provide that the presence in person or by proxy of the holders of record of one third of the shares of the Funds outstanding and entitled to vote thereat shall constitute a quorum at all meetings of Funds’ shareholders, except as otherwise required by applicable law. The By-laws further provide that all questions shall be decided by a majority of the votes cast at any such meeting at which a quorum is present, except as otherwise required by applicable law.

The Trust’s Agreement and Declaration of Trust provides that, at any meeting of shareholders of the Funds, each financial intermediary may vote any shares as to which that financial intermediary is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which that financial intermediary is the agent of record. Any shares so voted by a financial intermediary are deemed represented at the meeting for purposes of quorum requirements.

The Agreement and Declaration of Trust further provides that obligations of the Trust are not binding upon the Trust’s Trustees individually but only upon the property of the Trust and the Trustees are not liable for any action or failure to act. Notwithstanding the foregoing, nothing in the Agreement and Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

The Trust has adopted a plan pursuant to Rule 18f-3 under the 1940 Act (the “Plan”) to permit the Trust to establish a multiple class distribution system for the Funds. Under the Plan, each class of shares represents an interest in the same portfolio of investments of the Funds and has the same rights and privileges as any other class of the Funds.

PORTFOLIO BROKERAGE TRANSACTIONS

Each Fund is managed actively in pursuit of its investment objective. Securities are not traded for short-term profits but, when circumstances warrant, securities are sold without regard to the length of time held. A 25% annual turnover rate would occur, for example, if one-quarter of the securities in a Fund’s portfolio (excluding short-term obligations) were replaced once in a period of one year. The amount of brokerage commissions and taxes on realized capital gains to be borne by the shareholders of a Fund tends to increase as the turnover rate activity increases.

In effecting securities transactions for the Funds, the Investment Adviser seeks to obtain the best price and execution of orders. In selecting a broker, the Investment Adviser considers a number of factors including: the broker’s ability to execute orders without disturbing the market price; the broker’s reliability for prompt, accurate confirmations and on-time delivery of securities; the broker’s financial condition and responsibility; the research and other investment information provided by the broker; and the commissions charged. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if the Investment Adviser determines in good faith that the amount of such commissions is reasonable in relation to the value of the brokerage services and research information provided by such broker.

Portfolio securities are not purchased from or sold to the Administrator, Distributor or Investment Adviser or any “affiliated person” (as defined in the 1940 Act) of the Administrator, Distributor or Investment Adviser when such entities are acting as principals, except to the extent permitted by law.

The Board from time to time reviews, among other things, information concerning the prevailing level of commissions charged by qualified brokers.

The Investment Adviser may direct a portion of the Funds’ securities transactions to certain unaffiliated brokers which in turn use a portion of the commissions they receive from the Funds to pay other unaffiliated service providers for services provided to the Funds for which the Fund would otherwise be obligated to pay. Such commissions paid by the Funds are at the same rate paid to other brokers for effecting similar transactions in listed equity securities.

The Funds execute transactions through qualified brokers other than BBH&Co. In selecting such brokers, the Investment Adviser may consider the research and other investment information provided by such brokers. Such research services include economic statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data, and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all the Investment Adviser’s and BBH&Co.’s clients and not solely or necessarily for the benefit of the Funds. The Investment Adviser believes that the value of research services received is not readily determinable. The Trust does not reduce the fee paid by the Funds to the Investment Adviser by any amount that might be attributable to the value of such services.

BBH&Co. maintains a list of approved Brokers and establishes committees that will periodically assess and review the full range of broker-dealer services including: the Broker’s ability to execute orders without disturbing the market price; the Broker’s reliability for prompt, accurate confirmations and on-time delivery of securities; the Broker’s financial condition and responsibility; the research and other investment information provided by the Broker; and the commissions charged. In evaluating the execution capability of approved Brokers, these committees will review, when appropriate, a number of factors that may include, without limitation, the following: (i) ability to execute orders at the prevailing market price at the time of order entry; (ii) ability to execute orders on a timely basis; and (iii) ability to automate order flow, including the ability of the execution venue to support the order types. In addition, under Section 28(e) of the Exchange Act, the value of the permitted products and services can be factored into the equation for evaluating the cost of each transaction, including higher commissions, to determine if best execution is in fact obtained from approved Brokers. Any new Brokers shall be assessed against BBH&Co.’s best execution criteria and reviewed by the applicable committee for inclusion on the approved Broker list.

The Trustees review regularly the reasonableness of commissions and other transaction costs incurred for the Funds in light of facts and circumstances deemed relevant from time to time and, in that connection, receive reports from the Investment Adviser and published data concerning transaction costs incurred by institutional investors generally.

The writing of options by the Trust may be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which the Trust may write may be affected by options written by the Investment Adviser for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Brokerage Commissions Paid. The following tables set forth certain information regarding each Predecessor Fund’s payment of brokerage commissions for the last three fiscal years ended October 31.

Brokerage Commissions Paid
Fund	2024	2023	2022
BBH Select Series – Large Cap Fund	$24,025	$20,584	$42,920
BBH Select Series – Mid Cap Fund	$101,982	$57,663	$2,811

ADDITIONAL INFORMATION

As used in this SAI and the Prospectus, the term “majority of the outstanding voting securities” (as defined in the 1940 Act) currently means the vote of: (i) 67% or more of a Fund’s shares present at a meeting, if the holders of more than 50% of a Fund’s outstanding voting securities are present in person or represented by proxy; or (ii) more than 50% of a Fund’s outstanding voting securities, whichever is less.

Fund shareholders receive semi-annual reports containing unaudited financial statements and annual reports containing financial statements audited by an independent registered public accounting firm.

With respect to the securities offered by the Funds, this SAI and the Prospectus do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C. or by calling 1-202-551-8090. Additionally, this information is available on the SEC’s website at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Statements contained in this SAI and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement. Each such statement is qualified in all respects by such reference.

FINANCIAL STATEMENTS

The Predecessor Funds’ financial statements and financial highlights as of October 31, 2024, were audited by Deloitte & Touche LLP, the Trust’s independent registered public accounting firm and are incorporated by reference into this SAI. You can obtain a copy by visiting www.bbhfunds.com or contacting your financial intermediary.

APPENDIX I — LISTING OF SERVICE PROVIDERS AND VENDORS

The following is a list of persons/organizations other than the Investment Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Funds:

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Legal Counsel

Morgan, Lewis & Bockius LLP

Service Providers

ALPS Distributors, Inc.

Security Pricing Services

Interactive Data Corp.

ITG, Inc.

FT Interactive

Reuters, Inc.

A-1

PART C: OTHER INFORMATION

Item 28. Exhibits

Exhibit No.	Exhibit
(a)(1)	Conformed copy of the Certificate of Trust of BBH Trust (the “Registrant” or the “Trust”), dated October 28, 2005, is incorporated herein by reference to Exhibit (a)(ii) to the Registrant’s initial Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001318148-05-000632 on October 31, 2005.

(a)(2)	Conformed copy of the Agreement and Declaration of Trust of the Registrant, dated October 28, 2005, is incorporated herein by reference to Exhibit (a)(i) to the Registrant’s initial Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0001318148-05-000632 on October 31, 2005.

(a)(3)	Conformed copy of the Amended and Restated Agreement and Declaration of Trust of the Registrant, dated December 8, 2006, is incorporated herein by reference to Exhibit (a)(iii) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0001318148-07-000063 on January 18, 2007.

(a)(4)	Conformed copy of the Amended and Restated Agreement and Declaration of Trust of the Registrant, dated August 10, 2016, is incorporated herein by reference to Exhibit (a)(4) to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0000891092-16-016867 on August 24, 2016.

(b)	By-Laws of the Registrant, dated October 28, 2005, are incorporated herein by reference to Exhibit (b) to the Registrant’s initial Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0001318148-05-000632 on October 31, 2005.

(c)	Not applicable.

(d)(1)	Conformed copy of the Amended and Restated Investment Advisory and Administrative Services Agreement, dated June 14, 2018, between the Registrant and Brown Brothers Harriman & Co. (“BBH&Co.”)(the “Advisory Agreement”) is incorporated herein by reference to Exhibit (d)(1) to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0000891092-18-004916 on June 25, 2018.

(d)(2)	Annual Fee Schedule, as amended January 1, 2025, to the Advisory Agreement is filed herewith.

(d)(3)	Conformed copy of the Sub-Advisory Agreement, dated December 19, 2016, between BBH&Co. and Select Equity Group, L.P. (“Select Equity”) (the “Select Equity Sub-Advisory Agreement”) is incorporated herein by reference to Exhibit (d)(5) to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0000891092-16-019727 on December 22, 2016.

(d)(4)	Conformed copy of Amendment No. 1, dated February 23, 2017, to the Select Equity Sub-Advisory Agreement is incorporated herein by reference to Exhibit (d)(5) to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 000891092-17-001610 on February 24, 2017.

(d)(5)	Conformed copy of Amendment No. 2, dated November 18, 2022, to the Select Equity Sub-Advisory Agreement is incorporated herein by reference to Exhibit (d)(6) to Post-Effective Amendment No. 98 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0001213900-22-083994 on December 30, 2022.

Exhibit No.	Exhibit
(d)(6)	Conformed copy of Amendment No. 3, dated August 16, 2023, to the Select Equity Sub-Advisory Agreement is incorporated herein by reference to Exhibit (d)(6) to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0001213900-23-069031 on August 18, 2023.

(d)(7)	Conformed copy of the Sub-Advisory Agreement, dated August 16, 2023, between BBH&Co. and Trinity Street Asset Management, LLP (“Trinity Street”) is incorporated herein by reference to Exhibit (d)(8) to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0001213900-23-069031 on August 19, 2023.

(e)(1)	Conformed copy of the Distribution Agreement, dated April 16, 2018, between the Registrant and ALPS Distributors, Inc. (the “Distribution Agreement”) is incorporated herein by reference to Exhibit (e)(1) to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0000891092-18-004916 on June 25, 2018.

(e)(2)	Conformed copy of Amendment No. 1, dated June 27, 2018, to the Distribution Agreement is incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0000891092-18-007732 on October 29, 2018.

(e)(3)	Conformed copy of Amendment No. 2, dated September 4, 2019, to the Distribution Agreement is incorporated herein by reference to Exhibit (e)(3) to Post-Effective Amendment No. 82 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0000891092-19-009366 on September 9, 2019.

(e)(4)	Conformed copy of Amendment No. 3, dated December 9, 2019, to the Distribution Agreement is incorporated herein by reference to Exhibit (e)(4) to Post-Effective Amendment No. 86 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0000891092-20-002206 on February 28, 2020.

(e)(5)	Conformed copy of Amendment No. 4, dated December 10, 2019, to the Distribution Agreement is incorporated herein by reference to Exhibit (e)(5) to Post-Effective Amendment No. 86 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0000891092-20-002206 on February 28, 2020.

(e)(6)	Conformed copy of Amendment No. 5, dated May 10, 2021, to the Distribution Agreement is incorporated herein by reference to Exhibit (e)(6) to Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0000891092-21-004698 on May 24, 2021.

(e)(7)	Conformed copy of Amendment No. 6, dated June 16, 2021, to the Distribution Agreement is incorporated herein by reference to Exhibit (e)(7) to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0000891092-21-005285 on June 28, 2021.

(e)(8)	Conformed copy of Amendment No. 7 to the Distribution Agreement, to be filed by amendment.

(f)	Not applicable.

(g)(1)	Conformed copy of the Custodian Agreement, dated February 1, 2007, between the Registrant and BBH&Co. (the “Custodian Agreement”) is incorporated herein by reference to Exhibit (g)(i) to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0001318148-07-000492 on March 19, 2007.

(g)(2)	Conformed copy of the First Amendment, dated September 11, 2012, to the Custodian Agreement is incorporated herein by reference to Exhibit (g)(2) to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0000891092-12-006200 on October 29, 2012.

(g)(3)	Conformed copy of the Second Amendment to the Custodian Agreement to be filed by amendment.

Exhibit No.	Exhibit
(h)(1)	Conformed copy of the Accounting Agency Agreement, dated February 1, 2007, between the Registrant and BBH&Co. (the “Accounting Agency Agreement”) is incorporated herein by reference to Exhibit (h)(iii) to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0001318148-07-000492 on March 19, 2007.

(h)(2)	Appendix A, as amended September 10, 2014, to the Accounting Agency Agreement is incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0000891092-14-008044 on October 28, 2014.

(h)(3)	Conformed copy of the Transfer Agency and Service Agreement, dated October 5, 2009, between the Registrant and ALPS Fund Services, Inc. (the “Transfer Agency and Service Agreement”) is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0000891092-10-000816 on February 26, 2010.

(h)(4)	Conformed copy of Amendment 8, effective December 22, 2020, to the Transfer Agency and Service Agreement is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0000891092-20-012966 on December 22, 2020.

(h)(5)	Conformed copy of Amendment 9, effective March 11, 2021, to the Transfer Agency and Service Agreement is incorporated herein by reference to Exhibit (h)(5) to Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0000891092-21-003484 on April 14, 2021.

(h)(6)	Conformed copy of Amendment 10, dated May 10, 2021, to the Transfer Agency and Services Agreement is incorporated herein by reference to Exhibit (h)(6) to Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0000891092-21-004698 on May 24, 2021.

(h)(7)	Conformed copy of Amendment No. 11, dated June 16, 2021, to the Transfer Agency and Services Agreement is incorporated herein by reference to Exhibit (h)(7) to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0000891092-21-005285 on June 28, 2021.

(h)(8)	Conformed copy of Amendment No. 12, dated December 30, 2021, to the Transfer Agency and Services Agreement is incorporated herein by reference to Exhibit (h)(8) to Post-Effective Amendment No. 97 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0000891092-22-000837 on March 1, 2022.

(h)(9)	Conformed copy of the Amended and Restated Shareholder Servicing Agreement, dated December 10, 2018, between the Registrant and BBH&Co. (the “Shareholder Servicing Agreement”) is incorporated herein by reference to Exhibit (h)(5) to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0000891092-19-002301 on February 28, 2019.

(h)(10)	Amendment to Appendix A, as amended December 9, 2019, to the Shareholder Servicing Agreement is incorporated herein by reference to Exhibit (h)(6) to Post-Effective Amendment No. 86 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0000891092-20-002206 on February 28, 2020.

(h)(11)	Conformed copy of the Expense Limitation Agreement, dated July 14, 2010, between the Registrant and BBH&Co. (the “Expense Limitation Agreement”) is incorporated herein by reference to Exhibit (h)(6) to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 000891092-13-002798 on March 28, 2013.

(h)(12)	Schedule A, as revised, to the Expense Limitation Agreement is incorporated herein by reference to Exhibit (h)(12) to Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0000891092-21-004698 on May 24, 2021.

Exhibit No.	Exhibit
(i)	Conformed copy of opinion and consent of counsel, Morgan, Lewis & Bockius LLP, dated February 25, 2022, is incorporated herein by reference to Exhibit (i) to Post-Effective Amendment No. 97 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. Accession No. 0000891092-22-000837 on March 1, 2022.

(j)	Not applicable.

(k)	Not applicable.

(l)	Conformed copy of the Initial Capital of Understanding, dated Mach 16, 2007, is incorporated herein by reference to Exhibit (l) to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0001318148-07-000492 on March 19, 2007.

(m)

Schedule A to Distribution Plan for Retail Class Shares, dated March 6, 2024, is incorporated herein by reference to Exhibit (m) to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0001213900-25-018737 on February 28, 2025.

(n)

Schedule A to the Amended and Restated Multiple Class Plan pursuant to Rule 18f-3, dated June 12, 2024, is incorporated herein by reference to Exhibit (m) to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0001213900-25-018737 on February 28, 2025.

(o)	Reserved.

(p)(1)	Code of Ethics of the Registrant, dated June 2013, is incorporated herein by reference to Exhibit (p)(1) to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0000891092-13-008923 on October 29, 2013.

(p)(2)	Code of Ethics of BBH&Co., dated October 19, 2012, is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0000891092-13-001769 on February 28, 2013.

(p)(3)	Code of Ethics of Select Equity is incorporated herein by reference to Exhibit (p)(3) to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0000891092-16-019727 on December 22, 2016.

(p)(4)	Code of Ethics of Trinity Street, dated May 2023, is incorporated herein by reference to Exhibit (p)(5) to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0001213900-23-069031 on August 19, 2023.

(q)(1)	Conformed copies of Powers of Attorney of the Trustees of the Registrant, dated December 11, 2006, are incorporated herein by reference to Exhibit (o)(i) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0001318148-07-000063 on January 18, 2007.

(q)(2)	Conformed copies of Powers of Attorney of the Officers of the Registrant, dated December 11, 2006, are incorporated herein by reference to Exhibit (o)(ii) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0001318148-07-000063 on January 18, 2007.

Exhibit No.	Exhibit
(q)(3)	Conformed copy of Power of Attorney of a Trustee of the Registrant, dated June 29, 2011, is incorporated herein by reference to Exhibit (q)(6) to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0000891092-11-004854 on July 28, 2011.

(q)(4)	Conformed copy of Power of Attorney of a Trustee of the Registrant, dated December 7, 2011, is incorporated herein by reference to Exhibit (q)(7) to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0000891092-11-008304 on December 22, 2011.

(q)(5)	Conformed copy of Power of Attorney of a Trustee of the Registrant, dated October 27, 2014, is incorporated herein by reference to Exhibit (q)(8) to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0000891092-14-008044 on October 28, 2014.

(q)(6)	Conformed copy of Power of Attorney of a Trustee of the Registrant, dated September 4, 2019, is incorporated herein by reference to Exhibit (q)(9) to Post-Effective Amendment No. 82 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0000891092-19-009366 on September 9, 2019.

(q)(7)	Conformed copy of Power of Attorney of a Trustee of the Registrant, dated February 1, 2023, is incorporated herein by reference to Exhibit (q)(10) to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0001213900-23-016085 on March 1, 2023.

(q)(8)	Conformed copy of Power of Attorney of a Trustee of the Registrant, dated February 16, 2024, is incorporated herein by reference to Exhibit (q)(10) to Post-Effective Amendment No. 102 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-129342 and 811-21829), as filed with the SEC via EDGAR Accession No. 0001213900-24-018034 on February 28, 2024.

Item 29. Persons Controlled or Under Common Control with the Fund

None.

Item 30. Indemnification

Subject to Section 4 of the Registrant’s Amended and Restated Declaration of Trust, the Trust shall indemnify (from the assets of one or more Series to which the conduct in question relates) each of its Trustees, officers, employees and agents (including Persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter, together with such Person’s heirs, executors, administrators or personal representatives, referred to as a “Covered Person”)) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the Trust; or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office; and (iii) for a criminal proceeding, had reasonable cause to believe that his or her conduct was unlawful (the conduct described in (i), (ii) and (iii) being referred to hereafter as “Disabling Conduct”). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding (the “Disinterested Trustees”), or (b) an independent legal counsel in a written opinion. Expenses, including accountants’ and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by one or more Series to which the conduct in question related in advance of the final disposition of any such action, suit or proceeding; provided that the Covered Person shall have undertaken to repay the amounts so paid to such Series if it is ultimately determined that indemnification of such expenses is not authorized under this Article VII and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Trustees, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any Covered Person as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in this Declaration shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal. In making any determination regarding any person’s entitlement of indemnification hereunder, it shall be presumed that such person is entitled to indemnification, and the Trust shall have the burden of proving the contrary.

Insofar as indemnification liabilities arising under the Securities Act of 1933 (the “1933 Act”), may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

Item 31. Business and Other Connections of the Investment Adviser

(a) Investment Adviser — Brown Brothers Harriman & Co. through a separately identifiable department

Brown Brothers Harriman & Co., a New York limited partnership, located at 140 Broadway, New York, New York 10005 and established in 1818, serves as the investment adviser to each of the Registrant’s series through a separately identifiable department (the “SID”). The SID is registered with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

For the fiscal years ended October 31, 2023 and 2024, no director, officer or partner of the BBH&Co. is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

(b) Sub-Adviser — Select Equity Group, L.P.

Select Equity Group L.P. serves as investment sub-adviser to the BBH Partner Fund — International Equity. Select Equity is located at 380 Lafayette Street, New York, New York 10003.

The list required by this Item 31 of officers and directors of Select Equity, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of Form ADV filed by Select Equity pursuant to the Advisers Act (SEC File No. 801-78977).

(c) Sub-Adviser — Trinity Street Asset Management LLP

Trinity Street Asset Management, LLP serves as investment sub-adviser to the BBH Partner Fund — International Equity. Trinity Street is located at 1 Cavendish Place, London, W1G 0QF.

The list required by this Item 31 of officers and directors of Trinity Street, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of Form ADV filed by Trinity Street pursuant to the Advisers Act (SEC File No. 801-71133).

[Item 32. Principal Underwriters.]

As of December 31, 2024

(a)	ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies:

1290 Funds

1WS Credit Income Fund

abrdn ETFs Accordant ODCE Index Fund

Alpha Alternative Assets Fund

ALPS Series Trust

Alternative Credit Income Fund

Apollo Diversified Credit Fund

Apollo Diversified Real Estate Fund

AQR Funds

Axonic Alternative Income Fund

Axonic Funds

Barings Private Equity Opportunities and Commitments Fund

BBH Trust

Bluerock High Income Institutional Credit Fund

Bluerock Total Income+ Real Estate Fund

Brandes Investment Trust

Bridge Builder Trust

Cambria ETF Trust

Centre Funds

CION Ares Diversified Credit Fund

Columbia ETF Trust

Columbia ETF Trust I

Columbia ETF Trust II

CRM Mutual Fund Trust

DBX ETF Trust

Emerge ETF Trust

ETF Series Solutions (Vident Series)

Financial Investors Trust

Firsthand Funds

Flat Rock Core Income Fund

Flat Rock Opportunity Fund

FS Credit Income Fund

FS Energy Total Return Fund

FS Multi-Alternative Income Fund

FS Series Trust

FS MVP Private Markets Fund

Goehring & Rozencwajg Investment Funds

Goldman Sachs ETF Trust

Goldman Sachs ETF Trust II

Graniteshares ETF Trust

Hartford Funds Exchange-Traded Trust

Heartland Group, Inc.

IndexIQ Active ETF Trust

IndexIQ ETF Trust

Investment Managers Series Trust II (AXS-Advised Funds)

Janus Detroit Street Trust

Lattice Strategies Trust

Litman Gregory Funds Trust

Manager Directed Portfolios (Spyglass Growth Fund)

Meridian Fund, Inc.

Natixis ETF Trust

Natixis ETF Trust II

Opportunistic Credit Interval Fund

PRIMECAP Odyssey Funds

Principal Exchange-Traded Funds

RiverNorth Funds

RiverNorth Opportunities Fund, Inc.

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

RiverNorth Opportunistic Municipal Income Fund, Inc.

RiverNorth Managed Duration Municipal Income Fund, Inc.

RiverNorth Flexible Municipal Income Fund, Inc.

RiverNorth Capital and Income Fund, Inc.

RiverNorth Flexible Municipal Income Fund II, Inc.

SPDR Dow Jones Industrial Average ETF Trust

SPDR S&P 500 ETF Trust

SPDR S&P MidCap 400 ETF Trust

Sprott Funds Trust

Stone Ridge Longevity Risk Premium Fixed Income Trust

Stone Ridge Trust

Stone Ridge Trust II

Stone Ridge Trust IV

Stone Ridge Trust V

Stone Ridge Trust VIII

The Arbitrage Funds

Themes ETF Trust

Thrivent ETF Trust

USCF ETF Trust

Valkyrie ETF Trust II

Wasatch Funds

WesMark Funds

Wilmington Funds

X-Square Balanced Fund

X-Square Series Trust

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Stephen J. Kyllo	President, Chief Operating Officer, Director, Chief Compliance Officer	None
Brian Schell**	Vice President & Treasurer	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None
Jason White***	Secretary	None
Richard C. Noyes	Senior Vice President, General Counsel, Assistant Secretary	None
Eric Theroff^	Assistant Secretary	None
Adam Girard^^	Tax Officer	None
Liza Price	Vice President, Managing Counsel	None
Jed Stahl	Vice President, Managing Counsel	None
Terence Digan	Vice President	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Hilary Quinn	Vice President	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1000, Denver, Colorado 80203.

**	The principal business address for Mr. Schell is 100 South Wacker Drive, 19th Floor, Chicago, IL 60606.

***	The principal business address for Mr. White is 4 Times Square, New York, New York 10036.

^	The principal business address for Mr. Theroff is 1055 Broadway Boulevard, Kansas City, MO 64105.

^^	The principal business address for Mr. Girard is 80 Lamberton Road, Windsor, CT 06095.

Item 33. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and Rules 31a-1 through 31a-3 promulgated thereunder, are maintained at one of the following locations:

Brown Brothers Harriman & Co.	50 Post Office Square
Boston, MA 02110

Brown Brothers Harriman & Co.	140 Broadway
New York, NY 10005

Select Equity Group, L.P. (for BBH Partner Fund – International Equity only)	380 Lafayette Street
New York, NY 10003

Trinity Street Asset Management LLP (for BBH Partner Fund – International Equity only)	1 Cavendish Place London WIG 0QF

ALPS Distributors Inc.	1290 Broadway, Suite 1000
Denver, CO 80203

ALPS Funds Services, Inc.	1290 Broadway, Suite 1000
Denver, CO 80203

Item 34. Management Services

Other than as set forth under the caption “Management of the Fund” in the Prospectuses constituting Part A of this Registration Statement, Registrant is not a party to any management-related service contract.

Item 35. Undertakings

Not applicable.

Signatures

Registrant has duly caused this post-effective amendment No. 104 to the registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of New York, New York on the 18th day of July 2025.

BBH TRUST

By:	/s/ Daniel Greifenkamp
Daniel Greifenkamp, President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Daniel Greifenkamp	President (Principal Executive Officer)	July 18, 2025
Daniel Greifenkamp

/s/H. Whitney Wagner	Trustee	July 18, 2025
H. Whitney Wagner*

/s/ Mark M. Collins	Trustee	July 18, 2025
Mark M. Collins*

/s/John M. Tesoro	Trustee	July 18, 2025
John M. Tesoro*

/s/Joan A. Binstock	Trustee	July 18, 2025
Joan A. Binstock*

/s/ John A. Gehret	Trustee	July 18, 2025
John A. Gehret*

/s/ Karen Kochevar	Trustee	July 18, 2025
Karen Kochevar*

/s/ Jean-Pierre Paquin	Trustee	July 18, 2025
Jean-Pierre Paquin*

/s/Charles H. Schreiber	Treasurer (Principal Financial Officer)	July 18, 2025
Charles H. Schreiber

/s/Brian Carroll	Secretary	July 18, 2025
By: Brian Carroll, Attorney in Fact

* Signed by Brian Carroll pursuant to powers of attorney previously filed.